UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-4854

The Oberweis Funds

(Exact name of registrant as specified in charter)

3333 Warrenville Road, Suite 500, Lisle, IL 60532

(Address of principal executive offices)           (Zip code)

James W. Oberweis The Oberweis Funds 3333 Warrenville Road, Suite 500 Lisle, IL 60532	Copy to: James A. Arpaia Vedder Price P.C. 222 North LaSalle Street, Suite 2600 Chicago, IL 60601

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 323-6166

Date of fiscal year end: December 31

Date of reporting period: June 30, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

(Semi-Annual Reports for the period 01/01/17 through 06/30/17 is filed herewith)

SEMI-ANNUAL REPORT

Oberweis Micro-Cap Fund

Investor Class:	OBMCX
Institutional Class:	OMCIX

Oberweis Small-Cap Opportunities Fund

Investor Class:	OBSOX
Institutional Class:	OBSIX

Oberweis Emerging Growth Fund

Investor Class:	OBEGX
Institutional Class:	OBGIX

Oberweis China Opportunities Fund

Investor Class:	OBCHX
Institutional Class:	OCHIX

Oberweis International Opportunities Fund

Investor Class:	OBIOX

June 30, 2017

oberweisfunds.com

PRESIDENT’S LETTER

Dear Fellow Shareholder:

YEAR-TO-DATE PERFORMANCE THROUGH JUNE 30, 2017

We are pleased to report excellent first-half performance for The Oberweis Funds. Each of our international funds reported gains in excess of their respective benchmarks. The International Opportunities Fund gained 20.06% versus 17.31% for the MSCI World ex-US SCG Net Index. The China Opportunities Fund returned 24.86% versus 4.37% for the MSCI Zhong Hua Small-Cap Growth Net Index. Our global fund, the Emerging Growth Fund, returned 16.29% versus 10.36% for the MSCI ACWI Small-Cap Index. Among our domestic funds, the Micro-Cap Fund returned 12.38% versus 8.07% for the Russell Micro-Cap Growth Index, and the Small-Cap Opportunities Fund gained 9.50% versus 9.97% for the Russell 2000 Growth Index.

Equities around the world were strong during the first half of the year, with the MSCI World Index returning 10.66% through June 30. Global economic data appears to be widely supportive of reasonable economic growth levels going forward with manufacturing indices in many geographic areas signaling continued expansion and deflationary fears giving way to signs of modest inflation. European equities, as measured by the MSCI Europe Index, returned 15.36% and were among the best performers year-to-date in response to incrementally stronger economic growth and a stabilizing political situation following the victory of Emmanuel Macron in the recent French presidential election. Emerging Markets, with the MSCI Emerging Markets Index returning 18.43%, were even stronger, led by China and the MSCI China Index’s return of 24.86%. Chinese equity strength was driven by solid macroeconomic data, strong corporate earnings growth and fund flows into Hong Kong-listed Chinese equities from mainland investors. Japanese equities slightly underperformed other global equity markets, with the MSCI Japan Index returning 9.92%. In the U.S., the S&P 500 Index returned 9.34%.

OUTLOOK

Economic growth and corporate earnings have accelerated world-wide, led by emerging markets such as China and India and developed markets including France and Germany. Manufacturing Purchasing Managers Indexes (PMI) remained solidly above 50 in Canada, the Eurozone, Australia, Japan, and most emerging markets, signaling continued economic expansion. In the U.S., the PMI also remained above 50, while consumer confidence is at 10-year highs and wages are showing signs of increasing as unemployment flirts with structural cycle lows. Additionally, year-over-year headline inflation has accelerated globally and in the U.S. is around the Fed’s 2% target, likely putting to rest the sustained fears of deflation that dogged global economies — particularly those in Europe — since the Global Financial Crisis.

While the economic news is incrementally positive, our concern is that this is against a backdrop of above-average expectations and that much of this good news is already reflected in equity prices. Higher valuations have been supported thus far by abnormally low interest rates, but our secondary concern is that global central banks will become more hawkish in their words and their actions going forward, ultimately resulting in higher interest rates. The U.S. Federal Reserve has been at the forefront with a fourth rate increase in June, and we believe the Fed’s balance sheet will ultimately begin to decline in 2018. We expect the European Central Bank will increase its hawkish rhetoric going forward as well. Since we have, to a certain extent, been in unchartered territory as Quantitative Easing was unleashed on the world, we believe there exists risk and uncertainty related to how the eventual unwind of QE policies will impact asset prices, and particularly equity P/E’s.

PRESIDENT’S LETTER  (continued)

Additionally, we are concerned that the world engine for economic growth — the U.S. — faces some increasing uncertainties both at home and abroad. The simmering Russian election scandal might further diminish the influence of a Trump administration that has been unable, thus far, to deliver on healthcare and tax reforms that were largely anticipated by the market. Rising tensions with North Korea and the ongoing Syrian quagmire also represent material risks that could jolt market volatility at any time.

While macro factors can influence shorter time periods, we believe that investing in companies growing earnings beyond expectations results in superior investment performance over the long-term. Rather than ruminate about macro-economic indicators or geopolitical events, we focus on investing in individual businesses in which we believe something misunderstood or under-estimated is likely to drive earnings growth in excess of consensus expectations. While the multiple paid for such companies may oscillate in the short-run, we believe building portfolios populated with such companies leads to portfolio performance in excess of the benchmark over the long-term.

VALUATION RECAP

Average valuations for the funds at quarter end were, for the most part, slightly lower compared to last quarter. The average forward P/E on June 30, 2017 was 18.5 times for the Micro-Cap Fund (versus 20.0 last quarter), 18.3 times for the Emerging Growth Fund (versus 20.6), 20.8 times for the Small-Cap Opportunities Fund (versus 19.5), 14.9 times for the International Opportunities Fund (versus 15.4), and 16.6 times for the China Opportunities Fund (versus 17.8). Remember, each of the Funds invests in companies with expected earnings growth rates substantially higher than that of the broader market. Sector mix will also affect each Fund’s average P/E. As of 6/30/17, the weighted-average market capitalization was $898 million for Micro-Cap, $3.47 billion for Emerging Growth, $2.50 billion for Small-Cap Opportunities, $4.26 billion for International Opportunities, and $51.44 billion for China Opportunities.

After exceptionally strong inflows, the International Opportunities is now closed to new investments (see prospectus for details). We have always planned to close the strategy at $3 billion in AUM and it reached that level this past quarter. We elected to limit new purchases to ensure that strategy assets will remain at a level that permits our team to remain nimble and take meaningful positions in our favorite ideas. We appreciate your investment in The Oberweis Funds and are grateful for the trust you have shown us with your valuable assets. If you have any questions about your account, please contact shareholder services at (800) 245-7311.

Sincerely,

James W. Oberweis, CFA
President & Portfolio Manager

PRESIDENT’S LETTER  (continued)

AVERAGE ANNUAL TOTAL RETURNS (%) (as of June 30, 2017)
Ticker	Qtr	1 Yr	3 Yr	5 Yr	10 Yr	Life of Fund**	Expense Ratio***
OBEGX	5.93	18.12	5.56	12.71	3.54	8.72	1.59
OBGIX*	5.99	18.41	5.82	12.99	3.80	9.00	N/A
OBMCX	4.68	34.19	11.75	18.74	6.37	10.17	1.64
OMCIX*	4.75	34.52	12.03	19.03	6.63	10.44	N/A
OBSOX	0.66	21.36	5.83	12.13	5.11	6.50	2.00
OBSIX*	0.75	21.69	6.11	12.42	5.37	6.77	N/A
OBCHX	9.19	29.44	1.44	14.30	4.31	12.33	1.98
OCHIX*	9.22	29.71	1.68	14.57	4.56	12.61	N/A
OBIOX	8.55	14.47	5.92	19.12	7.25	9.51	1.60

* Institutional Class shares OBGIX, OMCIX, OBSIX and OCHIX performance information was calculated using the historical performance of Investor Class shares for periods prior to May 1, 2017.

** Life of Fund returns are from commencement of operations on 01/07/87 for the Emerging Growth Fund, 01/01/96 for the Micro-Cap Fund, 09/15/96 for the Small-Cap Opportunities Fund, 10/01/05 for the China Opportunities Fund, 02/01/07 for the International Opportunities Fund and 05/01/17 for the Institutional Share Class.

*** Expense ratio is the total net annualized fund operating expense ratio as of 12/31/16. The expense ratio gross of expense offset arrangements and expense reimbursement was 1.59%, 1.65%, 2.40%, 1.99% and 1.82% for OBEGX, OBMCX, OBSOX, OBCHX and OBIOX, respectively. Effective May 1, 2017 through April 30, 2018, Oberweis Asset Management, Inc., (OAM), the Fund’s investment advisor, is contractually obligated to reduce its management fees or reimburse OBEGX and OBMCX to the extent that total ordinary operating expenses, as defined, exceed in any one year the following amounts expressed as a percentage of each Fund’s average daily net assets: 1.8% of the first $50 million; plus 1.6% of average daily net assets in excess of $50 million. OAM is also contractually obligated through April 30, 2018 to reduce its investment and management fees or reimburse OBSOX, OBCHX and OBIOX to the extent that total ordinary operating expenses exceed in any one year 1.55%, 2.24% and 1.60% expressed as a percentage of the Fund’s average daily net assets, respectively. The annual expense ratio will reflect a blend of both the old and new expense reimbursement arrangements in effect for 2017.

Performance data shown represents past performance and is no guarantee of future results. Investment return and principal value will fluctuate, so that you may have gain or loss when shares are sold. Current performance may be higher or lower than quoted. Visit us online at oberweisfunds.com for most recent month-end performance. The Oberweis Funds invest in rapidly growing smaller and medium sized companies which may offer greater return potential. However, these investments often involve greater risks and volatility. Foreign investments involve greater risks than U.S investments, including political and economic risks and the risk of currency fluctuations. There is no guarantee that the funds can achieve their objectives. Holdings in the Funds are subject to change. Before investing, consider the fund’s investment objectives, risks, charges, and expenses. To obtain a copy of the prospectus or summary prospectus containing this and other information please visit our website at oberweisfunds.com or call 800-323-6166. Read it carefully before investing. The Oberweis Funds are distributed by Oberweis Securities, Inc. Member: FINRA & SIPC.

The MSCI Zhong Hua Small Cap Growth Index (Net) is a free float-adjusted, market capitalization weighted index that is designed to measure the performance of small cap stocks in the developed markets and emerging markets of China and Hong Kong excluding A share classes, with minimum dividends reinvested net of withholding tax. The MSCI AC Asia Pacific Ex-Japan Small-Cap Growth Index (Net) is a free float adjusted market capitalization index that is designed to measure the equity market performance of small cap growth developed and emerging markets in the Pacific region excluding Japan, with minimum

PRESIDENT’S LETTER  (continued)

dividends reinvested net of withholding tax. The MSCI World ex-US Small Cap Growth Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of small cap growth developed markets excluding the US, with minimum dividends reinvested net of withholding tax. The MSCI ACWI Small Cap Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of small cap developed and emerging markets with dividends reinvested net of withholding tax. The MSCI World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

The Russell 2000 Index measures the performance of approximately 2,000 companies with small-market capitalizations. The Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted earnings growth rates. The Russell Microcap Growth Index measures the performance of those Russell Micro Cap companies with higher price-to-book ratios and higher forecasted growth values. The performance data includes reinvested dividends. The Russell Microcap Index is represented by the smallest 1,000 securities in the small cap Russell 2000 Index plus the next 1,000 securities. Each index is an unmanaged group of stocks, whose performance does not reflect the deduction of fees, expenses or taxes. The Russell 1000 Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

Oberweis Micro-Cap Fund

At June 30, 2017 (unaudited)

Asset Allocation (%)
Common Stocks	96.6
Other Assets in excess of Liabilities	3.4
100.0

Top Holdings (%)
Applied Optoelectronics, Inc.	2.7
AXT, Inc.	2.1
Hudson Technologies, Inc.	2.1
Patrick Industries, Inc.	2.0
CEVA, Inc.	1.9
Glaukos Corp.	1.8
OraSure Technologies, Inc.	1.8
Extreme Networks, Inc.	1.8
Carbonite, Inc.	1.8
Cutera, Inc.	1.7
Other Holdings	80.3
100.0

Top Industries (%)
Banks – Diversified	13.6
Healthcare Services	8.4
Semiconductors & Components	7.8
Computer Services Software & Systems	7.3
Medical Equipment	5.5
Medical & Dental Instruments & Supplies	3.9
Telecommunications Equipment	3.5
Machinery – Industrial	3.2
Oil Crude Producer	3.0
Diversified Manufacturing Operations	2.6
Other Industries	41.2
100.0

Oberweis Small-Cap Opportunities Fund

At June 30, 2017 (unaudited)

Asset Allocation (%)
Common Stocks	94.5
Other Assets in excess of Liabilities	5.5
100.0

Top Holdings (%)
Applied Optoelectronics, Inc.	2.8
Glaukos Corp.	2.1
Coherent, Inc.	1.9
Carbonite, Inc.	1.8
Patrick Industries, Inc.	1.8
Eagle Bancorp, Inc.	1.7
Pacific Premier Bancorp, Inc.	1.7
Semtech Corp.	1.7
CenterState Banks, Inc.	1.6
SkyWest, Inc.	1.6
Other Holdings	81.3
100.0

Top Industries (%)
Banks – Diversified	9.4
Computer Services Software & Systems	8.0
Semiconductors & Components	5.8
Machinery: Industrial	5.5
Auto Parts	5.0
Medical & Dental Instruments & Supplies	4.6
Biotechnology	4.0
Communications Technology	4.0
Building Materials	3.8
Telecommunications Equipment	3.5
Other Industries	46.4
100.0

Oberweis Emerging Growth Fund

At June 30, 2017 (unaudited)

Asset Allocation (%)
Common Stocks	97.6
Other Assets in excess of Liabilities	2.4
100.0

Top Holdings (%)
Applied Optoelectronics, Inc.	5.0
CEVA, Inc.	2.8
LogMeIn, Inc.	2.6
Persimmon PLC	2.3
Carbonite, Inc.	2.3
Glaukos Corp.	2.2
MISUMI Group, Inc.	2.1
Ambu A/S	2.0
Just Eat PLC	1.9
Lumentum Hldgs. Inc.	1.9
Other Holdings	74.9
100.0

Top Industries (%)
Semiconductors & Components	11.6
Internet Software & Services	10.0
Communications Equipment	8.6
Health Care Equipment & Supply	7.6
Biotechnology	5.6
Health Care Providers & Services	5.4
Machinery	4.7
Specialty Retail	4.2
Software	4.2
Text, Apparel & Luxury Goods	3.8
Other Industries	34.3
100.0

Oberweis China Opportunities Fund

At June 30, 2017 (unaudited)

Asset Allocation (%)
Common Stocks	96.0
Other Assets in excess of Liabilities	4.0
100.0

Top Holdings (%)
Tencent Hldgs. Ltd.	6.2
Alibaba Group Hldg. Ltd. ADS	4.6
Geely Automobile Hldgs. Ltd.	3.3
New Oriental Education & Technology Group, Inc. ADS	3.3
TAL Education Group ADS	3.2
Ctrip.com International Ltd. ADS	2.9
CSPC Pharmaceuticals Group Ltd.	2.5
Gree Electric Appliances, Inc. of Zhuhai	2.3
Midea Group Co. Ltd.	2.1
Shenzhou International Group Hldgs. Ltd.	2.1
Other Holdings	67.5
100.0

Top Industries (%)
Internet Software & Services	17.6
Household Durables	8.5
Electronic Equipment, Instruments & Components	8.4
Diversified Consumer Services	7.3
Pharmaceuticals	6.9
Automobiles	4.8
Internet & Direct Marketing Retail	4.3
Hotels, Restaurants & Leisure	4.0
Textiles, Apparel & Luxury Goods	3.1
Beverages	3.0
Other Industries	32.1
100.0

Oberweis International Opportunities Fund

At June 30, 2017 (unaudited)

Asset Allocation (%)
Common Stocks	93.3
Other Assets in excess of Liabilities	6.7
100.0

Top Holdings (%)
Logitech International SA	2.7
Swedish Orphan Biovitrum AB	2.4
Bellway PLC	2.0
Just Eat PLC	1.9
Aristocrat Leisure Ltd.	1.7
ConvaTec Group PLC	1.7
MISUMI Group, Inc.	1.7
Trivago NV	1.6
Berkeley Group Hldgs. PLC	1.5
Persimmon PLC	1.5
Other Holdings	81.3
100.0

Top Industries (%)
Machinery	7.4
Household Durables	6.8
Internet Software & Services	5.4
Professional Services	4.8
Metals & Mining	4.6
Hotels, Restaurants & Leisure	4.3
Food Products	3.7
Semiconductor & Semiconductor Equipment	3.7
Health Care Equipment & Supply	3.6
Biotechnology	3.4
Other Industries	52.3
100.0

OBERWEIS MICRO-CAP FUND

Schedule of Investments June 30, 2017 (unaudited)

	SHARES	VALUE
Equities – 96.6%
AEROSPACE – 0.5%
CPI Aerostructures, Inc.*	40,000	$376,000
AIR TRANSPORT – 1.5%
SkyWest, Inc.	35,400	1,242,540
AUTO PARTS – 1.2%
Cooper-Standard Hldgs., Inc.*	9,700	978,439
BANKS – DIVERSIFIED – 13.6%
CenterState Banks, Inc.	51,900	1,290,234
Customers Bancorp, Inc.*	41,100	1,162,308
Eagle Bancorp, Inc.*	19,480	1,233,084
Enterprise Financial Services Corp.	24,800	1,011,840
First Internet Bancorp	31,100	872,355
Franklin Financial Network, Inc.*	29,400	1,212,750
Independent Bank Corp.	37,500	815,625
Pacific Premier Bancorp, Inc.*	37,800	1,394,820
QCR Hldgs., Inc.	19,100	905,340
United Financial Bancorp, Inc.*	65,100	1,086,519
		10,984,875
BEVERAGE – BREWERS & DISTILLERS – 1.2%
Craft Brew Alliance, Inc.*	57,500	968,875
BIOTECHNOLOGY – 2.5%
BioCryst Pharmaceuticals, Inc.*	17,100	95,076
Blueprint Medicines Corp.*	6,600	334,422
Cytokinetics, Inc.*	9,200	111,320
CytomX Therapeutics, Inc.*	6,100	94,550
Insmed, Inc.*	8,300	142,428
Ligand Pharmaceuticals, Inc.*	7,000	849,800
Vanda Pharmaceuticals, Inc.*	10,600	172,780
Xencor, Inc.*	10,100	213,211
		2,013,587
BUILDING MATERIALS – 2.0%
Patrick Industries, Inc.*	21,750	1,584,488
CASINOS & GAMBLING – 0.5%
Eldorado Resorts, Inc.*	19,600	392,000
CHEMICALS – DIVERSIFIED – 0.7%
Rayonier Advanced Materials, Inc.	37,400	587,928
COMMERCIAL FINANCE & MORTGAGE CO. – 0.5%
Walker & Dunlop, Inc.*	7,700	375,991
COMMERCIAL SERVICES – 1.3%
CAI International, Inc.*	44,000	1,038,400

See accompanying notes to the financial statements.

OBERWEIS MICRO-CAP FUND (continued)

Schedule of Investments June 30, 2017 (unaudited)

	SHARES	VALUE
COMMERCIAL VEHICLES & PARTS – 1.6%
Spartan Motors, Inc.	143,300	$1,268,205
COMMUNICATIONS TECHNOLOGY – 2.5%
Extreme Networks, Inc.*	155,000	1,429,100
Oclaro, Inc.*	65,500	611,770
		2,040,870
COMPUTER SERVICES SOFTWARE & SYSTEMS – 7.3%
Asure Software, Inc.*	76,000	1,110,360
Blucora, Inc.*	49,700	1,053,640
Callidus Software, Inc.*	30,500	738,100
Carbonite, Inc.*	65,200	1,421,360
Varonis Systems, Inc.*	26,400	982,080
Zix Corp.*	100,000	569,000
		5,874,540
COMPUTER TECHNOLOGY – 1.7%
PCM, Inc.*	26,709	500,794
Super Micro Computer, Inc.*	35,300	870,145
		1,370,939
CONSUMER SERVICES – MISCELLANEOUS – 2.4%
Care.com, Inc.*	72,700	1,097,770
Nutrisystem, Inc.	16,500	858,825
		1,956,595
DIVERSIFIED MANUFACTURING OPERATIONS – 2.6%
Harsco Corp.*	69,100	1,112,510
OSI Systems, Inc.*	13,400	1,007,010
		2,119,520
EDUCATION SERVICES – 2.5%
Career Education Corp.*	112,600	1,080,960
Rosetta Stone, Inc.*	88,600	955,108
		2,036,068
ENGINEERING & CONTRACTING SERVICES – 0.3%
Willdan Group, Inc.*	8,257	252,251
HEALTHCARE SERVICES – 8.4%
Addus HomeCare Corp.*	32,800	1,220,160
Almost Family, Inc.*	19,900	1,226,835
AMN Healthcare Services, Inc.*	11,000	429,550
BioTelemetry, Inc.*	25,700	859,665
LHC Group, Inc.*	18,800	1,276,332
Psychemedics Corp.	17,000	424,150
Tivity Health, Inc.*	33,500	1,334,975
		6,771,667

See accompanying notes to the financial statements.

OBERWEIS MICRO-CAP FUND (continued)

Schedule of Investments June 30, 2017 (unaudited)

	SHARES	VALUE
HOMEBUILDING – 1.3%
Century Communities, Inc.*	44,000	$1,091,200
HOUSEHOLD EQUIPMENT & PRODUCTS – 0.9%
Central Garden & Pet Co.*	24,000	762,960
HOUSEHOLD FURNISHINGS – 0.8%
Lifetime Brands, Inc.*	35,800	649,770
INTERNATIONAL TRADE & DIVERSIFIED LOGISTICS – 0.6%
Radiant Logistics, Inc.*	84,585	455,067
MACHINERY – CONSTRUCTION & HANDLING – 1.5%
Hyster-Yale Materials Handling, Inc.	17,500	1,229,375
MACHINERY – INDUSTRIAL – 3.2%
DXP Enterprises, Inc.*	22,100	762,450
Kadant, Inc.*	11,600	872,320
Manitex International, Inc.*	142,000	991,160
		2,625,930
MEDICAL & DENTAL INSTRUMENTS & SUPPLIES – 3.9%
AxoGen, Inc.*	15,900	266,325
Cutera, Inc.*	54,400	1,408,960
OraSure Technologies, Inc.*	85,100	1,468,826
		3,144,111
MEDICAL EQUIPMENT – 5.5%
Glaukos Corp.*	35,900	1,488,773
Inogen, Inc.*	8,000	763,360
Lantheus Hldgs., Inc.*	70,400	1,242,560
Tactile Systems Technology, Inc.*	32,500	928,850
		4,423,543
OIL CRUDE PRODUCER – 3.0%
Callon Petroleum Co.*	46,900	497,609
Earthstone Energy, Inc.*	68,800	688,688
Ring Energy, Inc.*	93,600	1,216,800
		2,403,097
PAINTS & COATINGS – 1.3%
Ferro Corp.*	57,300	1,048,017
PHARMACEUTICALS – 0.7%
Cambrex Corp.*	10,100	603,475
PRODUCTION TECHNOLOGY EQUIPMENT – 0.2%
CVD Equipment Corp.*	20,000	221,400
RAILROAD EQUIPMENT – 1.3%
FreightCar America, Inc.	61,500	1,069,485

See accompanying notes to the financial statements.

OBERWEIS MICRO-CAP FUND (continued)

Schedule of Investments June 30, 2017 (unaudited)

	SHARES	VALUE
RECREATIONAL VEHICLES & BOATS – 1.9%
Malibu Boats, Inc.*	40,900	$1,058,083
MCBC Hldgs., Inc.*	25,600	500,480
		1,558,563
RESTAURANTS – 0.5%
Del Taco Restaurants, Inc.*	31,000	426,250
STEEL – 0.5%
Shiloh Industries, Inc.*	35,555	417,416
SCIENTIFIC INSTRUMENTS – CONTROL & FILTER – 1.0%
Control4 Corp.*	29,700	582,417
Perceptron, Inc.*	32,300	235,144
		817,561
SCIENTIFIC INSTRUMENTS – GAUGES & METERS – 0.3%
EXFO, Inc.*	49,600	233,120
SCIENTIFIC INSTRUMENTS – POLLUTION CONTROL – 2.1%
Hudson Technologies, Inc.*	196,700	1,662,115
SEMICONDUCTORS & COMPONENTS – 7.8%
AXT, Inc.*	265,000	1,682,750
CEVA, Inc.*	34,700	1,577,115
EMCORE Corp.*	114,900	1,223,685
Inphi Corp.*	22,500	771,750
MaxLinear, Inc.*	38,410	1,071,255
		6,326,555
TELECOMMUNICATIONS EQUIPMENT – 3.5%
Applied Optoelectronics, Inc.*	35,200	2,175,008
Vocera Communications, Inc.*	24,400	644,648
		2,819,656
Total Equities
(Cost: $61,434,067)		$78,222,444
Total Investments – 96.6%
(Cost: $61,434,067)		$78,222,444
Other Assets Less Liabilities – 3.4%		2,782,987
Net Assets – 100%		$81,005,431

Cost of Investments is $61,470,406 for federal income tax purposes and net unrealized appreciation consists of:

Gross unrealized appreciation	$17,965,955
Gross unrealized depreciation	(1,213,917)
Net unrealized appreciation	$16,752,038

* Non-income producing security during the period ended June 30, 2017

See accompanying notes to the financial statements.

OBERWEIS SMALL-CAP OPPORTUNITIES FUND

Schedule of Investments June 30, 2017 (unaudited)

	SHARES	VALUE
Equities – 94.5%
AEROSPACE – 1.2%
Esterline Technologies Corp.*	1,300	$123,240
AIR TRANSPORT – 1.6%
SkyWest, Inc.	4,600	161,460
AUTO PARTS – 5.0%
Cooper-Standard Hldgs., Inc.*	1,300	131,131
Dana, Inc.	6,500	145,145
Tenneco, Inc.	1,400	80,962
Visteon Corp.*	1,300	132,678
		489,916
BACK OFFICE SUPPORT – 0.7%
WageWorks, Inc.*	1,100	73,920
BANKS – DIVERSIFIED – 9.4%
CenterState Banks, Inc.	6,500	161,590
Customers Bancorp, Inc.*	5,100	144,228
Eagle Bancorp, Inc.*	2,600	164,580
Enterprise Financial Services Corp.	3,600	146,880
Franklin Financial Network, Inc.*	3,400	140,250
Pacific Premier Bancorp, Inc.*	4,500	166,050
		923,578
BIOTECHNOLOGY – 4.0%
Charles River Laboratories International, Inc.*	1,300	131,495
Exelixis, Inc*	1,800	44,334
FibroGen, Inc.*	800	25,840
Ligand Pharmaceuticals, Inc.*	700	84,980
Nektar Therapeutics*	1,900	37,145
Theravance Biopharma, Inc.*	700	27,888
Ultragenyx Pharmaceutical, Inc.*	600	37,266
		388,948
BUILDING MATERIALS – 3.8%
Builders FirstSource, Inc.*	5,700	87,324
Patrick Industries, Inc.*	2,400	174,840
Trex Co. Inc.*	1,600	108,256
		370,420
CHEMICALS – DIVERSIFIED – 1.4%
PolyOne Corp.	3,500	135,590
COMMERCIAL FINANCE & MORTGAGE COMPANIES – 1.4%
Walker & Dunlop, Inc.*	2,800	136,724
COMMERCIAL VEHICLES & PARTS – 1.5%
Oshkosh Corp.	2,100	144,648

See accompanying notes to the financial statements.

OBERWEIS SMALL-CAP OPPORTUNITIES FUND (continued)

Schedule of Investments June 30, 2017 (unaudited)

	SHARES	VALUE
COMMUNICATIONS TECHNOLOGY – 4.0%
Extreme Networks, Inc.*	15,600	$143,832
Lumentum Hldgs., Inc.*	1,900	108,395
NCR Corp.*	3,600	147,024
		399,251
COMPUTER SERVICES SOFTWARE & SYSTEMS – 8.0%
Carbonite, Inc.*	8,100	176,580
CommVault Systems, Inc.*	2,200	124,190
FireEye, Inc.*	9,100	138,411
Imperva, Inc.*	1,900	90,915
LogMeIn, Inc.	1,400	146,300
Web.com Group, Inc.*	4,400	111,320
		787,716
CONSUMER SERVICES – MISCELLANEOUS – 1.1%
Nutrisystem, Inc.	2,000	104,100
DIVERSIFIED MANUFACTURING OPERATIONS – 2.2%
Harsco Corp.*	6,800	109,480
OSI Systems, Inc.*	1,400	105,210
		214,690
DIVERSIFIED RETAIL – 0.5%
Ollie's Bargain Outlet Hldgs., Inc.*	1,200	51,120
ELECTRONICS – 1.9%
Coherent, Inc.*	851	191,466
ELECTRONIC COMPONENTS – 2.7%
Rogers Corp.*	1,200	130,344
TTM Technologies, Inc.*	7,700	133,672
		264,016
ENGINEERING & CONTRACTING SERVICES – 1.1%
MasTec, Inc.*	2,400	108,360
ENVIRONMENTAL MAINTENANCE & SECURITY SERVICES – 1.1%
Brinks Co.	1,600	107,200
FOODS – 2.6%
Performance Food Group Co.*	4,700	128,780
Post Hldgs., Inc.*	1,700	132,005
		260,785
HEALTHCARE SERVICES – 2.6%
Cotiviti Hldgs., Inc.*	2,700	100,278
Tivity Health, Inc.*	3,900	155,415
		255,693

See accompanying notes to the financial statements.

OBERWEIS SMALL-CAP OPPORTUNITIES FUND (continued)

Schedule of Investments June 30, 2017 (unaudited)

	SHARES	VALUE
INSURANCE – PROPERTY-CASUALTY – 1.4%
First American Financial Corp.	3,100	$138,539
MACHINERY – CONSTRUCTION & HANDLING – 1.4%
Hyster-Yale Materials Handling, Inc.	1,900	133,475
MACHINERY – INDUSTRIAL – 5.5%
Colfax Corp.*	2,500	98,425
DXP Enterprises, Inc.*	1,900	65,550
John Bean Technologies Corp.	1,500	147,000
Kadant, Inc.*	1,400	105,280
Kennametal, Inc.	3,400	127,228
		543,483
MEDICAL & DENTAL INSTRUMENTS & SUPPLIES – 4.6%
Merit Medical Systems, Inc.*	3,900	148,785
NuVasive, Inc.*	1,900	146,148
OraSure Technologies, Inc.*	9,100	157,066
		451,999
MEDICAL EQUIPMENT – 3.1%
Glaukos Corp.*	5,100	211,497
Inogen, Inc.*	1,000	95,420
		306,917
OIL CRUDE PRODUCER – 3.1%
Callon Petroleum Co.*	6,800	72,148
Diamondback Energy, Inc.*	700	62,167
Earthstone Energy, Inc.*	7,153	71,602
Ring Energy, Inc.*	7,800	101,400
		307,317
PHARMACEUTICALS – 0.8%
Cambrex Corp.*	1,400	83,650
RESTAURANTS – 0.5%
Del Taco Restaurants, Inc.*	3,800	52,250
SCIENTIFIC INSTRUMENTS – ELECTRICAL – 1.5%
Littelfuse, Inc.	900	148,500
SCIENTIFIC INSTRUMENTS – GAUGES & METERS – 1.5%
Itron, Inc.*	2,200	149,050
SCIENTIFIC INSTRUMENTS – POLLUTION CONTROL – 1.3%
Hudson Technologies, Inc.*	15,300	129,285

See accompanying notes to the financial statements.

OBERWEIS SMALL-CAP OPPORTUNITIES FUND (continued)

Schedule of Investments June 30, 2017 (unaudited)

	SHARES	VALUE
SEMICONDUCTORS & COMPONENTS – 5.8%
Cavium, Inc.*	2,100	$130,473
CEVA, Inc.*	3,200	145,440
Inphi Corp.*	1,400	48,020
Monolithic Power Systems, Inc.	900	86,760
Semtech Corp.*	4,700	168,025
		578,718
SPECIALTY RETAIL – 2.7%
Burlington Stores, Inc.*	1,400	128,786
The Children's Place, Inc.	1,400	142,940
		271,726
TELECOMMUNICATIONS EQUIPMENT – 3.5%
Applied Optoelectronics, Inc.*	4,400	271,876
Viavi Solutions, Inc.*	7,000	73,710
		345,586
Total Equities
(Cost: $7,864,337)		$9,333,336

Total Investments – 94.5%
(Cost: $7,864,337)		$9,333,336
Other Assets Less Liabilities – 5.5%		541,212
Net Assets – 100%		$9,874,548

Cost of Investments is $7,869,890 for federal income tax purposes and net unrealized appreciation consists of:

Gross unrealized appreciation	$1,614,441
Gross unrealized depreciation	(150,995)
Net unrealized appreciation	$1,463,446

* Non-income producing security during the period ended June 30, 2017

See accompanying notes to the financial statements.

OBERWEIS EMERGING GROWTH FUND

Schedule of Investments June 30, 2017 (unaudited)

	SHARES	VALUE
Equities – 97.6%
CANADA – 1.1%
CCL Industries, Inc.	10,200	$516,056
CHINA – 11.7%
Best Pacific International Hldgs. Ltd.	576,000	516,427
China Yongda Automobiles Services Hldgs. Ltd.	747,500	761,143
Kingboard Chemical Hldgs. Ltd.	123,500	491,944
Momo, Inc.*	12,800	473,088
New Oriental Education & Technology Group, Inc. ADS*	11,600	817,684
Shenzhou International Group Hldgs. Ltd.	93,000	611,066
TAL Education Group ADS	7,100	868,401
Weibo Corp.*	9,400	624,818
ZTO Express Cayman, Inc. ADS*	45,100	629,596
		5,794,167
DENMARK – 4.0%
Ambu A/S*	15,000	967,682
Columbus A/S	250,000	533,761
SP Group A/S*	2,700	485,224
		1,986,667
FINLAND – 1.1%
Konecranes OYJ	12,200	516,288
GERMANY – 1.5%
Puma SE*	1,979	760,519
HONG KONG – 0.7%
Singamas Container Hldgs. Ltd.*	2,344,000	363,271
ISRAEL – 1.5%
CyberArk Software Ltd.*	15,300	764,235
JAPAN – 4.7%
MISUMI Group, Inc.	44,900	1,024,347
Tokuyama Corp.*	123,000	591,625
Ulvac, Inc.	15,300	734,563
		2,350,535
NORWAY – 1.7%
Subsea 7 SA	61,800	831,274
SWEDEN – 9.0%
AQ Group AB	12,300	345,288
Attendo AB*	50,000	609,517
BioGaia AB	8,000	325,234
Lifco AB	7,600	244,291
NetEnt AB	53,148	464,628
Probi AB*	5,000	344,226

See accompanying notes to the financial statements.

OBERWEIS EMERGING GROWTH FUND (continued)

Schedule of Investments June 30, 2017 (unaudited)

	SHARES	VALUE
RaySearch Laboratories AB*	21,600	$603,796
Swedish Orphan Biovitrum AB*	45,200	697,473
Vitrolife AB	12,900	810,012
		4,444,465
SWITZERLAND – 2.8%
ams AG	10,600	688,132
Logitech International SA*	19,100	702,133
		1,390,265
UNITED KINGDOM – 8.8%
GVC Hldgs. PLC*	50,000	492,641
Hill & Smith Hldgs. PLC	50,000	898,672
JD Sports Fashion PLC	188,000	856,994
Just Eat PLC*	112,800	962,282
Persimmon PLC	38,700	1,130,052
		4,340,641
UNITED STATES OF AMERICA – 49.0%
AMN Healthcare Services, Inc.*	13,600	531,080
Applied Optoelectronics, Inc.*	40,400	2,496,316
Callidus Software, Inc.*	20,700	500,940
Callon Petroleum Co.*	34,800	369,228
Cambrex Corp.*	4,200	250,950
Carbonite, Inc.*	51,300	1,118,340
Cavium, Inc.*	13,700	851,181
CEVA, Inc.*	30,100	1,368,045
Coherent, Inc.*	2,100	472,479
Cooper-Standard Hldg., Inc.*	6,260	631,446
Diamondback Energy, Inc.*	8,000	710,480
Extreme Networks, Inc.*	92,700	854,694
Glaukos Corp.*	26,000	1,078,220
HealthEquity, Inc.*	13,100	652,773
Hyster-Yale Materials Handling, Inc.	12,000	843,000
Inphi Corp.*	16,800	576,240
Itron, Inc.*	9,100	616,525
Kennametal, Inc.*	16,100	602,462
LHC Group, Inc.*	9,400	638,166
Ligand Pharmaceuticals, Inc.*	5,100	619,140
LogMeIn, Inc.	12,300	1,285,350
Lumentum Hldgs. Inc.*	16,200	924,210
MaxLinear, Inc.*	17,400	485,286
Monolithic Power Systems, Inc.	5,400	520,560
OraSure Technologies, Inc.*	50,000	863,000
Patrick Industries, Inc.*	8,100	590,085
Semtech Corp.*	15,000	536,250
Tactile Systems Technology, Inc.*	30,400	868,832

See accompanying notes to the financial statements.

OBERWEIS EMERGING GROWTH FUND (continued)

Schedule of Investments June 30, 2017 (unaudited)

	SHARES	VALUE
Tenneco, Inc.	11,400	$659,262
The Children's Place, Inc.	4,500	459,450
TiVo Corp.*	43,500	811,275
Triumph Group, Inc.*	15,000	474,000
		24,259,265
Total Equities
(Cost: $40,618,953)		$48,317,648
Total Investments – 97.6%
(Cost: $40,618,953)		$48,317,648
Other Assets Less Liabilities – 2.4%		1,187,976
Net Assets – 100%		$49,505,624

Cost of Investments is $40,781,413 for federal income tax purposes and net unrealized appreciation consists of:

Gross unrealized appreciation	$8,335,813
Gross unrealized depreciation	(799,578)
Net unrealized appreciation	$7,536,235

* Non-income producing security during the period ended June 30, 2017

ADS — American depositary share

SECTOR ALLOCATIONS (As a percentage of Net Assets)

Consumer Discretionary	17.3%
Energy	3.9%
Health Care	20.4%
Industrials	10.9%
Information Technology	40.1%
Materials	5.0%

See accompanying notes to the financial statements.

OBERWEIS CHINA OPPORTUNITIES FUND

Schedule of Investments June 30, 2017 (unaudited)

	SHARES	VALUE
Equities – 96.0%
AUTO COMPONENTS – 2.0%
Minth Group Ltd.	300,000	$1,271,854
Xinyi Glass Hldgs. Ltd.	850,000	841,563
		2,113,417
AUTOMOBILES – 4.8%
Geely Automobile Hldgs. Ltd.	1,600,000	3,451,041
Great Wall Motor Co. Ltd.*	400,000	493,884
Guangzhou Automobile Group Co. Ltd.	600,000	1,052,834
		4,997,759
BEVERAGES – 3.0%
Kweichow Moutai Co. Ltd.*	19,975	1,390,250
Wuliangye Yibin Co. Ltd.	210,000	1,724,109
		3,114,359
BIOTECHNOLOGY – 1.5%
3SBio, Inc.*	950,000	1,260,583
China Biologic Products, Inc.*	3,000	339,300
		1,599,883
CHEMICALS – 0.9%
Fufeng Group Ltd.	1,800,000	968,300
COMMERCIAL SERVICE & SUPPLY – 1.8%
China Everbright International Ltd.	900,000	1,122,766
Dynagreen Environmental Protection Group Co. Ltd.	1,400,000	728,018
		1,850,784
COMMUNICATIONS EQUIPMENT – 2.4%
BYD Electronic International Co. Ltd.	750,000	1,487,032
ZTE Corp.*	400,000	954,979
		2,442,011
CONSTRUCTION & ENGINEERING – 1.2%
China State Construction International Hldgs. Ltd.	750,000	1,283,381
CONSTRUCTION MATERIALS – 0.8%
China Resources Cement Hldgs. Ltd.	1,700,000	844,829
DIVERSIFIED CONSUMER SERVICES – 7.3%
China Yuhua Education Corp. Ltd.	2,500,000	864,553
New Oriental Education & Technology Group, Inc. ADS*	48,000	3,383,520
TAL Education Group ADS	27,000	3,302,370
		7,550,443

See accompanying notes to the financial statements.

OBERWEIS CHINA OPPORTUNITIES FUND (continued)

Schedule of Investments June 30, 2017 (unaudited)

	SHARES	VALUE
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 8.4%
AAC Technologies Hldgs., Inc.	105,000	$1,312,584
Hangzhou Hikvision Digital Technology Co. Ltd.	374,846	1,785,900
Kingboard Chemical Hldgs. Ltd.	300,000	1,195,005
Kingboard Laminates Hldgs. Ltd.	1,000,000	1,206,532
Sunny Optical Technology Group Co. Ltd.	190,000	1,703,490
Tongda Group Hldgs. Ltd.	5,000,000	1,492,155
		8,695,666
FOOD PRODUCTS – 1.4%
Angel Yeast Co. Ltd.	374,849	1,430,392
HEALTHCARE PROVIDERS & SERVICES – 2.9%
iKang Healthcare Group, Inc. ADS*	134,600	1,651,542
Universal Medical Financial & Technical Advisory Services Co. Ltd.	1,700,000	1,358,693
		3,010,235
HOTELS, RESTAURANTS & LEISURE – 4.0%
China Lodging Group Ltd. ADS*	25,000	2,017,000
Galaxy Entertainment Group Ltd.	250,000	1,517,771
Yum China Hldgs., Inc.*	15,000	591,450
		4,126,221
HOUSEHOLD DURABLES – 8.5%
Gree Electric Appliances, Inc. of Zhuhai*	399,921	2,428,608
Hangzhou Robam Appliances Co. Ltd.	298,869	1,916,780
Hisense Kelon Electrical Hldgs. Co. Ltd.*	750,000	1,277,618
Man Wah Hldgs. Ltd.*	1,050,000	942,747
Midea Group Co. Ltd.	350,000	2,221,993
		8,787,746
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS – 0.9%
Canvest Environmental Protection Group Co. Ltd.	1,900,000	995,325
INSURANCE – 1.0%
China Taiping Insurance Hldgs. Co. Ltd.	400,000	1,013,384
INTERNET & DIRECT MARKETING RETAIL – 4.3%
Ctrip.com International Ltd. ADS*	55,000	2,962,300
JD.com, Inc.*	40,000	1,568,800
		4,531,100

See accompanying notes to the financial statements.

OBERWEIS CHINA OPPORTUNITIES FUND (continued)

Schedule of Investments June 30, 2017 (unaudited)

	SHARES	VALUE
INTERNET SOFTWARE & SERVICES – 17.6%
Alibaba Group Hldg. Ltd. ADS*	34,000	$4,790,600
Bitauto Hldgs. Ltd.*	20,000	575,000
Momo, Inc.*	45,000	1,663,200
NetEase.com, Inc. ADS	6,200	1,863,906
Sina Corp.*	19,000	1,614,430
Tencent Hldgs. Ltd.	180,000	6,436,888
Weibo Corp.*	19,400	1,289,518
		18,233,542
MACHINERY – 0.7%
Singamas Container Hldgs. Ltd.*	5,000,000	774,896
OIL, GAS & CONSUMABLE FUELS – 0.7%
Sinopec Kantons Hldgs. Ltd.	1,400,000	772,847
PAPER & FOREST PRODUCTS – 0.0%
China Forestry Hldgs. Ltd.*	5,760,000	—	(a)
PHARMACEUTICALS – 6.9%
CSPC Pharmaceuticals Group Ltd.	1,800,000	2,628,242
Jiangsu Hengrui Medicine Co. Ltd.	216,000	1,611,836
Shanghai Fosun Pharmaceutical Group Co. Ltd.*	350,000	1,356,068
United Laboratories International Hldgs. Ltd.*	2,300,000	1,517,131
		7,113,277
REAL ESTATE MANAGEMENT & DEVELOPMENT – 2.1%
Country Garden Hldgs. Co. Ltd.	1,100,000	1,275,056
Logan Property Hldgs. Co. Ltd.	1,400,000	923,471
		2,198,527
SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT – 0.7%
ASM Pacific Technology Ltd.	50,000	675,632
SOFTWARE – 0.9%
Kingsoft Corp. Ltd.	350,000	912,264
SPECIALTY RETAIL – 1.7%
China Yongda Automobiles Services Hldgs. Ltd.	1,700,000	1,731,028
TEXTILES, APPAREL & LUXURY GOODS – 3.1%
Best Pacific International Hldgs. Ltd.	700,000	627,602
Li Ning Co. Ltd.*	500,000	380,403
Shenzhou International Group Hldgs. Ltd.	330,000	2,168,300
		3,176,305
TRANSPORTATION INFRASTRUCTURE – 2.2%
Beijing Capital International Airport Co. Ltd.*	700,000	986,231
Shanghai International Airport Co. Ltd.*	229,968	1,265,596
		2,251,827

See accompanying notes to the financial statements.

OBERWEIS CHINA OPPORTUNITIES FUND (continued)

Schedule of Investments June 30, 2017 (unaudited)

	SHARES	VALUE
UTILITIES – GAS – 1.0%
ENN Energy Hldgs. Ltd.	180,000	$1,085,879
UTILITIES – WATER – 1.3%
Beijing Enterprises Water Group Ltd.	1,800,000	1,397,119
Total Equities
(Cost: $73,802,159)		$99,678,378
Total Investments – 96.0%
(Cost: $73,802,159)		$99,678,378
Other Assets Less Liabilities – 4.0%		4,154,863
Net Assets – 100.0%		$103,833,241

Cost of Investments is $74,382,286 for federal income tax purposes and net unrealized appreciation consists of:

Gross unrealized appreciation	$28,743,073
Gross unrealized depreciation	(3,446,981)
Net unrealized appreciation	$25,296,092

(a) Certain securities were fair valued under the discretion of the Board of Trustees

* Non-income producing security during the period ended June 30, 2017

ADS — American depositary share

COUNTRY ALLOCATION (As a Percentage of Net Assets)

China (Includes the People's Republic of China and Hong Kong)	96.0%

See accompanying notes to the financial statements.

OBERWEIS INTERNATIONAL OPPORTUNITIES FUND

Schedule of Investments June 30, 2017 (unaudited)

	SHARES	VALUE
Equities – 93.3%
AUSTRALIA – 6.2%
Aristocrat Leisure Ltd.	837,562	$14,522,634
BlueScope Steel Ltd.	348,000	3,533,226
Cochlear Ltd.	63,819	7,624,828
Corporate Travel Management Ltd.	376,606	6,640,029
Evolution Mining Ltd.	4,792,300	8,876,676
NEXTDC Ltd.*	2,976,700	10,318,129
		51,515,522
BELGIUM – 2.0%
Galapagos NV*	110,800	8,461,551
NV Bekaert SA	154,058	7,838,394
		16,299,945
CANADA – 6.2%
CCL Industries, Inc.	194,850	9,858,196
Dollarama, Inc.	67,600	6,459,220
Ivanhoe Mines Ltd.*	42,100	135,377
Maple Leaf Foods, Inc.	402,500	10,161,820
Parex Resources, Inc.*	818,847	9,313,690
Sleep Country Canada Hldgs., Inc.	281,500	8,932,546
Torex Gold Resources, Inc.*	367,100	7,000,604
		51,861,453
CHINA – 2.3%
Kingboard Laminates Hldgs. Ltd.	5,619,000	6,779,504
Nexteer Automotive Group Ltd.	4,469,000	7,006,156
Sunny Optical Technology Group Co. Ltd.	617,000	5,531,860
		19,317,520
FINLAND – 3.4%
Cargotec OYJ	179,543	11,391,905
Konecranes OYJ	197,162	8,343,635
Valmet OYJ*	466,500	9,063,581
		28,799,121
FRANCE – 4.3%
Eurofins Scientific SE	12,465	7,021,262
Ipsen SA	68,400	9,363,495
Nexity SA	114,828	6,673,271
Rubis SCA	36,400	4,126,026
Teleperformance SA*	66,100	8,467,293
		35,651,347

See accompanying notes to the financial statements.

OBERWEIS INTERNATIONAL OPPORTUNITIES FUND (continued)

Schedule of Investments June 30, 2017 (unaudited)

	SHARES	VALUE
GERMANY – 4.3%
Aurelius Equity Opportunities SE	83,323	$4,476,410
Carl Zeiss Meditec AG	152,392	7,909,415
Evotec AG*	399,700	6,386,982
Puma SE	11,146	4,283,349
Trivago NV*	553,925	13,105,865
		36,162,021
HONG KONG – 0.5%
Minth Group Ltd.	938,000	3,976,663
IRELAND – 1.4%
Kingspan Group PLC	351,400	12,063,195
ITALY – 1.2%
Brembo SpA	685,555	10,030,793
JAPAN – 20.9%
D.A. Consortium Hldgs., Inc.	443,400	5,791,106
Enigmo, Inc.*	56,300	817,407
En-Japan, Inc.*	331,600	8,629,413
Gunosy, Inc.*	222,900	4,611,587
Hirata Corp.	59,900	6,199,031
H-One Co. Ltd.	66,900	732,197
Itochu Techno-Solutions Corp.	232,000	8,106,335
Kanamoto Co. Ltd.*	128,400	4,258,120
Koa Corp.*	352,800	6,527,467
Mabuchi Motor Co. Ltd.	99,900	4,965,023
Minebea Mitsumi, Inc.	650,100	10,432,812
MISUMI Group, Inc.	632,500	14,429,829
Mitsui High-Tec, Inc.*	404,600	6,460,650
Mitsui Mining and Smelting Co. Ltd.	2,823,000	11,018,422
Modec, Inc.	271,200	6,028,006
Morinaga & Co. Ltd.	101,800	5,774,474
NH Foods Ltd.	204,000	6,193,910
Nichias Corp.	392,000	4,527,299
Nichirei Corp.	330,800	9,264,459
Open House Co. Ltd.	365,400	11,240,578
Token Corp.*	50,700	6,229,598
Tokuyama Corp.*	1,611,000	7,748,842
Ulvac, Inc.	145,200	6,971,149
UT Group Co. Ltd.*	290,500	4,661,947
V Technology Co. Ltd.	46,900	8,068,593
ZIGExN Co. Ltd.*	383,700	5,584,502
		175,272,756

See accompanying notes to the financial statements.

OBERWEIS INTERNATIONAL OPPORTUNITIES FUND (continued)

Schedule of Investments June 30, 2017 (unaudited)

	SHARES	VALUE
NETHERLANDS – 1.9%
ASR Nederland NV*	288,800	$9,739,372
BE Semiconductor Industries NV	117,025	6,248,908
		15,988,280
NORWAY – 0.6%
Subsea 7 SA	400,748	5,390,475
SINGAPORE – 0.1%
Best World International Ltd.	1,093,900	1,128,223
SWEDEN – 5.0%
Husqvarna AB	783,900	7,788,103
Indutrade AB	234,700	5,376,702
Saab AB	187,958	9,281,105
Swedish Orphan Biovitrum AB*	1,283,352	19,803,169
		42,249,079
SWITZERLAND – 6.7%
ams AG	172,100	11,172,411
Logitech International SA*	622,600	22,887,319
Swiss Life Hldg. AG	16,575	5,593,566
Temenos Group AG	104,993	9,372,615
VAT Group AG	60,472	7,517,220
		56,543,131
UNITED KINGDOM – 26.3%
888 Hldgs. PLC	1,001,556	3,329,606
B&M European Value Retail SA	2,439,473	10,761,260
Bellway PLC*	441,700	17,114,581
Berkeley Group Hldgs. PLC	303,057	12,737,235
Blue Prism Group PLC*	7,900	79,226
boohoo.com PLC*	2,333,100	7,049,742
Burford Capital Ltd.	750,100	8,802,294
Clinigen Group PLC	468,100	5,249,207
Coats Group PLC*	11,535,100	11,718,388
ConvaTec Group PLC*	3,502,821	14,562,392
DCC PLC	11,800	1,074,264
Fenner PLC	598,715	2,232,120
Fevertree Drinks PLC	402,860	8,946,032
GVC Hldgs. PLC	1,181,400	11,640,129
Hays PLC	4,542,936	9,821,925
Intermediate Capital Group PLC	612,200	6,637,881
JD Sports Fashion PLC	2,746,520	12,519,953
Just Eat PLC*	1,836,000	15,662,673
Melrose Industries PLC	2,438,000	7,700,117
Mitie Group PLC*	2,230,000	8,033,576
Pagegroup PLC	1,448,100	8,973,769

See accompanying notes to the financial statements.

OBERWEIS INTERNATIONAL OPPORTUNITIES FUND (continued)

Schedule of Investments June 30, 2017 (unaudited)

	SHARES	VALUE
Paysafe Group PLC*	1,703,300	$11,336,107
Persimmon PLC	440,200	12,853,978
Scapa Group PLC*	778,900	4,803,453
Vesuvius Ltd.	976,900	6,749,745
		220,389,653
Total Equities
(Cost: $648,305,740)		$782,639,177
Total Investments – 93.3%
(Cost: $648,305,740)		$782,639,177
Other Assets Less Liabilities – 6.7%		56,141,754
Net Assets – 100%		$838,780,931

Cost of investments is $651,034,747 for federal income tax purposes and net unrealized appreciation consists of:

Gross unrealized appreciation	$140,784,103
Gross unrealized depreciation	(9,179,673)
Net unrealized appreciation	$131,604,430

* Non-income producing security during the period ended June 30, 2017

SECTOR ALLOCATIONS (As a Percentage of Net Assets)

Consumer Discretionary	21.7%
Consumer Staples	4.9%
Energy	2.5%
Financials	4.2%
Health Care	10.3%
Industrials	20.8%
Information Technology	19.0%
Materials	7.3%
Real Estate	2.1%
Utilities	0.5%

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS

Statements of Assets and Liabilities June 30, 2017 (unaudited)

	MICRO-CAP FUND	SMALL-CAP OPPORTUNITIES FUND
ASSETS
Investment securities at value(a)	$78,222,444	$9,333,336
Cash	2,483,123	432,589
Receivable from securities sold	409,585	172,895
Dividends and interest receivable	5,653	1,581
Prepaid expenses	16,339	11,655
Total Assets	81,137,144	9,952,056
LIABILITIES
Payable for securities purchased	27,221	59,427
Payable to advisor (see note 2)	66,381	1,594
Payable to distributor	15,521	1,700
Accrued expenses	22,590	14,787
Total Liabilities	131,713	77,508
NET ASSETS	$81,005,431	$9,874,548
NET ASSETS
Investor Class	$74,685,029	$7,604,252
Institutional Class	6,320,402	2,270,296
Total	$81,005,431	$9,874,548
SHARES OUTSTANDING
(shares of beneficial interest issued and outstanding, respectively, unlimited number of shares authorized with no par value)
Investor Class	3,096,815	500,089
Institutional Class	261,938	149,178
Total	3,358,753	649,267
NET ASSET VALUE
Investor Class, offering price and redemption price	$24.12	$15.21
Institutional Class, offering price and redemption price	$24.13	$15.22
ANALYSIS OF NET ASSETS
Capital	$58,016,094	$7,592,608
Accumulated net investment loss	(511,682)	(74,509)
Accumulated net realized gains on investments	6,712,643	887,450
Net unrealized appreciation/depreciation of investments	16,788,376	1,468,999
Net Assets	$81,005,431	$9,874,548
(a) Investment securities at cost	$61,434,067	$7,864,337

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS

Statements of Assets and Liabilities June 30, 2017 (unaudited)  (continued)

	EMERGING GROWTH FUND	CHINA OPPORTUNITIES FUND	INTERNATIONAL OPPORTUNITIES FUND
ASSETS
Investment securities at value(a)	$48,317,648	$99,678,378	$782,639,177
Cash	1,161,823	3,371,955	49,430,988
Receivable from securities sold	—	742,402	10,692,210
Dividends and interest receivable	90,253	221,902	3,058,967
Prepaid expenses	16,790	13,960	45,584
Total Assets	49,586,514	104,028,597	845,866,926
LIABILITIES
Payable for securities purchased	—	—	5,821,560
Payable to advisor (see note 2)	35,258	106,624	746,748
Payable to distributor	9,716	19,895	173,778
Accrued expenses	35,916	68,837	343,909
Total Liabilities	80,890	195,356	7,085,995
NET ASSETS	$49,505,624	$103,833,241	$838,780,931
NET ASSETS
Investor Class	$45,310,392	$94,782,933	$838,780,931
Institutional Class	4,195,232	9,050,308	—
Total	$49,505,624	$103,833,241	$838,780,931
SHARES OUTSTANDING
(shares of beneficial interest issued and outstanding, respectively, unlimited number of shares authorized with no par value)
Investor Class	1,614,917	6,937,768	34,597,505
Institutional Class	149,473	662,388	—
Total	1,764,390	7,600,156	34,597,505
NET ASSET VALUE
Investor Class, offering price and redemption price	$28.06	$13.66	$24.24
Institutional Class, offering price and redemption price	$28.07	$13.66	$—
ANALYSIS OF NET ASSETS
Capital	$38,975,230	$77,182,875	$679,126,085
Accumulated net investment income (loss)	(77,608)	(458,686)	2,352,235
Accumulated net realized gains on investments and foreign currency transactions	2,907,950	990,002	22,938,108
Net unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	7,700,052	26,119,050	134,364,503
Net Assets	$49,505,624	$103,833,241	$838,780,931
(a) Investment securities at cost	$40,618,953	$73,802,159	$648,305,740

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS

Statements of Operations Period Ended June 30, 2017 (unaudited)

	MICRO-CAP FUND	SMALL-CAP OPPORTUNITIES FUND
INVESTMENT INCOME
Dividends	$64,660	$14,974
Total Income	64,660	14,974
EXPENSES
Investment advisory fees (see note 2)	223,696	19,375
Management fees (see note 2)	149,130	19,375
Distribution fees and shareholder services (see note 2)	91,938	11,752
Transfer agent fees and expenses	50,323	13,097
Custodian fees and expenses	35,784	25,049
Federal and state registration fees	14,264	12,894
Audit Fees	7,964	7,964
Other	12,827	2,338
Total expenses before reimbursed expenses	585,926	111,844
Earnings credit (see note 5)	(9,584)	(834)
Expense reimbursement (see note 2)	—	(21,526)
Total Expenses	576,342	89,484
NET INVESTMENT LOSS	(511,682)	(74,510)
NET REALIZED AND UNREALIZED GAINS (LOSSES) FROM INVESTMENTS
Net realized gains on investment transactions	6,826,206	1,070,506
Change in net unrealized appreciation/depreciation on investments	2,398,242	(119,627)
Net realized/unrealized gains on investments	9,224,448	950,879
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$8,712,766	$876,369

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS

Statements of Operations Period Ended June 30, 2017 (unaudited) (continued)

	EMERGING GROWTH FUND	CHINA OPPORTUNITIES FUND	INTERNATIONAL OPPORTUNITIES FUND
INVESTMENT INCOME
Interest	$—	$—	$126,805
Dividends[a]	293,590	864,280	8,567,146
Total Income	293,590	864,280	8,693,951
EXPENSES
Investment advisory fees (see note 2)	106,007	609,934	4,818,977
Management fees (see note 2)	94,228	—	—
Distribution fees and shareholder services (see note 2)	58,197	120,259	963,795
Transfer agent fees and expenses	33,959	87,338	622,607
Custodian fees and expenses	51,136	109,667	442,499
Other	32,851	45,479	193,096
Total expenses before reimbursed expenses	376,378	972,677	7,040,974
Earnings credit (see note 5)	(6,651)	(4,126)	(45,855)
Expense reimbursement (see note 2)	—	—	(826,958)
Total Expenses	369,727	968,551	6,168,161
NET INVESTMENT INCOME (LOSS)	(76,137)	(104,271)	2,525,790
NET REALIZED AND UNREALIZED GAINS (LOSSES) FROM INVESTMENTS
Net realized gains on investment transactions	5,619,512	1,804,039	53,482,805
Net realized gains (losses) on foreign currency transactions	303	(9,332)	3,328
Net realized gains on investments and foreign currency transactions	5,619,815	1,794,707	53,486,133
Change in net unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	1,518,708	19,941,447	83,861,408
Net realized/unrealized gains on investments and foreign currencies	7,138,523	21,736,154	137,347,541
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$7,062,386	$21,631,883	$139,873,331

a Dividends are net of foreign withholding tax of $8,849, $21,163, and $547,862 for the Emerging Growth Fund, China Opportunities Fund and International Opportunities Fund, respectively.

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS

Statements of Changes in Net Assets

	MICRO-CAP FUND
	Six Months Ended June 30, 2017 (unaudited)	Year Ended December 31, 2016
FROM OPERATIONS
Net investment loss	$(511,682)	$(436,675)
Net realized gains on investment transactions	6,826,206	1,791,865
Change in net unrealized appreciation/depreciation on investments	2,398,242	11,090,702
Net increase in net assets resulting from operations	8,712,766	12,445,892
FROM DISTRIBUTIONS
Distributions from net realized gains on investments
Investor Class	(1,983,648)	(30,385)
Institutional Class	—	—
Net decrease in net assets from distributions	(1,983,648)	(30,385)
FROM CAPITAL SHARE TRANSACTIONS
Investor Class
Proceeds from sale of shares	12,381,670	18,311,660
Proceeds from reinvestment of distributions	1,844,793	27,975
Redemption of shares	(13,371,162)	(14,300,415)
Net increase from investor class share transactions	855,301	4,039,220
Institutional Class
Proceeds from sale of shares	6,304,133	—
Proceeds from reinvestment of distributions	—	—
Redemption of shares	(16,500)	—
Net increase from institutional class share transactions	6,287,633	—
Net increase in net assets resulting from capital share transactions	7,142,934	4,039,220
Total increase in net assets	13,872,052	16,454,727
NET ASSETS
Beginning of period	67,133,379	50,678,652
End of period	$81,005,431	$67,133,379
ACCUMULATED NET INVESTMENT LOSS	$(511,682)	$—
TRANSACTIONS IN SHARES
Investor Class
Shares sold	536,833	979,561
Shares issued in reinvestment of distributions	79,414	1,263
Less shares redeemed	(568,407)	(799,036)
Net increase from investor class share transactions	47,840	181,788
Insitutional Class
Shares sold	262,621	—
Less shares redeemed	(683)	—
Net increase from institutional class share transactions	261,938	—
Net increase from capital share transactions	309,778	181,788

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS

Statements of Changes in Net Assets  (continued)

	SMALL-CAP OPPORTUNITIES FUND
	Six Months Ended June 30, 2017 (unaudited)	Year Ended December 31, 2016
FROM OPERATIONS
Net investment loss	$(74,510)	$(151,000)
Net realized gains (losses) on investment transactions	1,070,506	(156,948)
Change in net unrealized appreciation/depreciation on investments	(119,627)	801,025
Net increase in net assets resulting from operations	876,369	493,077
FROM DISTRIBUTIONS
Distributions from net realized gains on investments
Investor Class	—	(384,144)
Institutional Class	—	—
Net decrease in net assets from distributions	—	(384,144)
FROM CAPITAL SHARE TRANSACTIONS
Investor Class
Proceeds from sale of shares	96,765	840,256
Proceeds from reinvestment of distributions	—	320,466
Redemption of shares	(2,776,149)	(2,682,183)
Net decrease from investor class share transactions	(2,679,384)	(1,521,461)
Institutional Class
Proceeds from sale of shares	2,310,322	—
Proceeds from reinvestment of distributions	—	—
Redemption of shares	(17,500)	—
Net increase from institutional class share transactions	2,292,822	—
Net decrease in net assets resulting from capital share transactions	(386,562)	(1,521,461)
Total increase (decrease) in net assets	489,807	(1,412,528)
NET ASSETS
Beginning of period	9,384,741	10,797,269
End of period	$9,874,548	$9,384,741
ACCUMULATED NET INVESTMENT LOSS	$(74,509)	$—
TRANSACTIONS IN SHARES
Investor Class
Shares sold	6,710	65,439
Shares issued in reinvestment of distributions	—	22,874
Less shares redeemed	(182,298)	(213,492)
Net decrease from investor class share transactions	(175,588)	(125,179)
Insitutional Class
Shares sold	150,324	—
Less shares redeemed	(1,146)	—
Net increase from institutional class share transactions	149,178	—
Net decrease from capital share transactions	(26,410)	(125,179)

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS

Statements of Changes in Net Assets  (continued)

	EMERGING GROWTH FUND
	Six Months Ended June 30, 2017 (unaudited)	Year Ended December 31, 2016
FROM OPERATIONS
Net investment loss	$(76,137)	$(475,158)
Net realized gains (losses) on investment transactions	5,619,815	(2,610,349)
Change in net unrealized appreciation/depreciation on investments	1,518,708	1,646,604
Net increase (decrease) in net assets resulting from operations	7,062,386	(1,438,903)
FROM DISTRIBUTIONS
Distributions from net realized gains on investments
Investor Class	—	(495,197)
Institutional Class	—	—
Net decrease in net assets from distributions	—	(495,197)
FROM CAPITAL SHARE TRANSACTIONS
Investor Class
Proceeds from sale of shares	1,166,547	2,641,786
Proceeds from reinvestment of distributions	—	442,346
Redemption of shares	(7,607,105)	(13,393,640)
Net decrease from investor class share transactions	(6,440,558)	(10,309,508)
Institutional Class
Proceeds from sale of shares	4,298,385	—
Proceeds from reinvestment of distributions	—	—
Redemption of shares	(18,983)	—
Net increase from institutional class share transactions	4,279,402	—
Net decrease in net assets resulting from capital share transactions	(2,161,156)	(10,309,508)
Total increase (decrease) in net assets	4,901,230	(12,243,608)
NET ASSETS
Beginning of period	44,604,394	56,848,002
End of period	$49,505,624	$44,604,394
ACCUMULATED NET INVESTMENT LOSS	$(77,608)	$(1,788)
TRANSACTIONS IN SHARES
Investor Class
Shares sold	44,211	112,661
Shares issued in reinvestment of distributions	—	18,279
Less shares redeemed	(278,015)	(575,958)
Net decrease from investor class share transactions	(233,804)	(445,018)
Insitutional Class
Shares sold	150,140	—
Less shares redeemed	(667)	—
Net increase from institutional class share transactions	149,473	—
Net decrease from capital share transactions	(84,331)	(445,018)

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS

Statements of Changes in Net Assets  (continued)

	CHINA OPPORTUNITIES FUND
	Six Months Ended June 30, 2017 (unaudited)	Year Ended December 31, 2016
FROM OPERATIONS
Net investment loss	$(104,271)	$(964,232)
Net realized gains (losses) on investments and foreign currency transactions	1,794,707	(176,883)
Change in net unrealized appreciation/depreciation on investments and foreign currencies	19,941,447	(8,723,170)
Net increase (decrease) in net assets resulting from operations	21,631,883	(9,864,285)
FROM DISTRIBUTIONS
Distributions from net realized gains on investments
Investor Class	—	(737,819)
Institutional Class	—	—
Net decrease in net assets from distributions	—	(737,819)
FROM CAPITAL SHARE TRANSACTIONS
Investor Class
Proceeds from sale of shares	1,871,955	9,687,099
Fund reorganization	—	3,891,806
Proceeds from reinvestment of distributions	—	682,242
Redemption of shares	(19,684,115)	(25,748,981)
Net decrease from investor class share transactions	(17,812,160)	(11,487,834)
Institutional Class
Proceeds from sale of shares	9,030,993	—
Proceeds from reinvestment of distributions	—	—
Redemption of shares	(214,109)	—
Net increase from institutional class share transactions	8,816,884	—
Net decrease from capital share transactions	(8,995,276)	(11,487,834)
Total increase (decrease) in net assets	12,636,607	(22,089,938)
NET ASSETS
Beginning of period	91,196,634	113,286,572
End of period	$103,833,241	$91,196,634
ACCUMULATED NET INVESTMENT LOSS	$(457,647)	$(353,376)
TRANSACTIONS IN SHARES
Investor Class
Shares sold	150,237	889,059
Fund reorganization	—	350,929
Shares issued in reinvestment of distributions	—	63,288
Less shares redeemed	(1,547,142)	(2,288,862)
Net decrease from investor class share transactions	(1,396,905)	(985,586)
Insitutional Class
Shares sold	678,303	—
Less shares redeemed	(15,915)	—
Net increase from institutional class share transactions	662,388	—
Net decrease from capital share transactions	(734,517)	(985,586)

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS

Statements of Changes in Net Assets  (continued)

	INTERNATIONAL OPPORTUNITIES FUND
	Six Months Ended June 30, 2017 (unaudited)	Year Ended December 31, 2016
FROM OPERATIONS
Net investment income	$2,525,790	$432,127
Net realized gains (losses) on investments and foreign currency transactions	53,486,133	(10,130,583)
Change in net unrealized appreciation/depreciation on investments and foreign currencies	83,861,408	(29,841,055)
Net increase (decrease) in net assets resulting from operations	139,873,331	(39,539,511)
FROM DISTRIBUTIONS
Distributions from net investment income	—	(477,077)
Net decrease in net assets from distributions	—	(477,077)
FROM CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	126,766,049	347,890,912
Proceeds from reinvestment of distributions	—	394,357
Redemption of shares	(136,372,418)	(338,897,207)
Net increase (decrease) from capital share transactions	(9,606,369)	9,388,062
Total increase (decrease) in net assets	130,266,962	(30,628,526)
NET ASSETS
Beginning of period	708,513,969	739,142,495
End of period	$838,780,931	$708,513,969
ACCUMULATED NET INVESTMENT INCOME (LOSS)	$2,383,277	$(142,513)
TRANSACTIONS IN SHARES
Shares sold	5,639,533	16,912,636
Shares issued in reinvestment of distributions	—	19,698
Less shares redeemed	(6,141,477)	(16,479,297)
Net increase (decrease) from capital share transactions	(501,944)	453,037

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS

Notes to Financial Statements June 30, 2017 (unaudited)

1. Description of Organization

Description of business. The Oberweis Funds (the “Trust”) is registered under the Investment Company Act of 1940 as a diversified open-end management investment company. The Trust is authorized to operate numerous Funds under various trading strategies. The Trust consists of six Funds of which five are in this report: the Oberweis Micro-Cap Fund, the Oberweis Small-Cap Opportunities Fund, the Oberweis Emerging Growth Fund, the Oberweis China Opportunities Fund and the Oberweis International Opportunities Fund (collectively, “the Funds”) are each a series of the Trust. Each Fund in this report except for Oberweis International Opportunities Fund currently offers two classes of shares: Investor Class and Institutional Class. Oberweis International Opportunities Fund currently offers only Investor Class shares. Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except each class may be subject to different class expenses as outlined in the relevant prospectus and each class has exclusive voting rights with respect to matters solely affecting such class.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are an investment company and follow accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services — Investment Companies.”

Investment valuation. Investments in securities are stated at value as of the close of the regular trading session on the New York Stock Exchange (“NYSE”) (generally 3 p.m., Central Standard Time). Each listed and unlisted security for which last sale information is regularly reported is valued at the last reported sales price on that day. If there has been no sale on such day, then such security is valued at the current day’s bid price. Any unlisted security for which last sale information is not regularly reported and any listed debt security which has an inactive listed market for which over-the-counter market quotations are readily available is valued at the closing bid price determined on the basis of reasonable inquiry. Options are valued at the last reported bid price on the primary exchange as of the close of the regular trading session of the Chicago Board Options Exchange (“CBOE”). Restricted securities and any other securities or other assets for which market quotations are not readily available are valued by appraisal at their fair value as determined in good faith under procedures established by and under the general supervision and responsibility of the Board of Trustees. Short-term debt obligations, commercial paper and repurchase agreements are valued on the basis of quoted yields for securities of comparable maturity, quality and type or on the basis of amortized cost.

The Oberweis Emerging Growth Fund, the Oberweis China Opportunities Fund and the Oberweis International Opportunities Fund hold foreign equity securities. Foreign securities are fair valued as described in the following circumstances. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the regular trading session of the NYSE. Due to the time differences between the closings of the relevant foreign securities exchanges and the close of the regular trading session of the NYSE for the Funds, the Funds will fair value their foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on

THE OBERWEIS FUNDS

Notes to Financial Statements June 30, 2017 (unaudited) (continued)

the Funds’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Trust has determined that movements in relevant indices, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis. In determining fair value prices, the Trust utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When a Fund uses fair value pricing, the values assigned to the Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

Fair Value Measurements. In accordance with Financial Accounting Standards Board (“FASB”) guidance, the Funds utilize the “Fair Value Measurements and Disclosures” to define fair value, set out a framework for measuring fair value, and expand disclosures regarding fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three levels listed below:

•	Level 1 — Quoted prices in active markets for identical securities.
•	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc).
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ net assets as of June 30, 2016:

	MICRO-CAP FUND	SMALL-CAP OPPORTUNITIES FUND
Level 1 — Equities	$78,222,444	$9,333,336
Total Level 1	78,222,444	9,333,336
Level 2	—	—
Level 3	—	—
Total Investments	$78,222,444	$9,333,336

	EMERGING GROWTH FUND	CHINA OPPORTUNITIES FUND
Level 1 — Equities
Total Asia	$9,272,208	$99,678,378
Total Australia	—	—
Total Europe	14,270,119	—
Total North America	24,775,321	—
Total Level 1	48,317,648	99,678,378

THE OBERWEIS FUNDS

Notes to Financial Statements June 30, 2017 (unaudited) (continued)

	EMERGING GROWTH FUND	CHINA OPPORTUNITIES FUND
Level 2	—	—
Level 3	—	—
Total Investments	$48,317,648	$99,678,378

INTERNATIONAL OPPORTUNITIES FUND
Level 1 — Equities
Total Asia	$199,695,162
Total Australia	51,515,522
Total Europe	479,567,040
Total North America	51,861,453
Total Level 1	782,639,177
Level 2	—
Level 3	—
Total Investments	$782,639,177

The Funds’ assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The pricing service provides fair market valuation on days when the movement in relevant indices exceeds a predetermined threshold. When fair market valuations are employed these techniques may result in transfers between Level 1 and Level 2. For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of year-end.

Significant transfers between Levels 1 and 2 included securities valued at $58,998,878 at December 31, 2016 for the China Opportunities Fund. This movement was primarily the result of certain foreign securities using a systematic fair value model at December 31, 2016 but not at June 30, 2017.

Foreign Currency Transactions. The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective date of these transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gains or losses from investments and foreign currencies.

Risks Associated with Foreign Securities and Currencies. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments, which could adversely affect investments in those countries.

THE OBERWEIS FUNDS

Notes to Financial Statements June 30, 2017 (unaudited) (continued)

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers of industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and a high price volatility with respect to securities of issuers from developing countries.

Fund Share Valuation. Fund shares are sold and redeemed on a continuous basis at net asset value. On each day the NYSE is open for trading, the net asset value per share is determined as of the later of the close of the NYSE or the CBOE by dividing the total value of each Fund’s investments and other assets, less liabilities, by the number of each Fund’s shares outstanding.

Investment Transactions and Investment Income. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the information is available to the Fund, and interest income is recorded on the accrual basis and includes amortization of premium and discount. Realized gains and losses from investment transactions are reported on an identified cost basis. Gains and losses on premiums from expired options are recognized on the date of expiration. Income and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

Fund Expense Allocations. The Funds account separately for the assets, liabilities and operations of each Fund. Direct expenses of each Fund or class are charged to that Fund or class while general expenses are allocated pro-rata among the Funds based on net assets or other appropriate methods.

Federal Income Taxes and Dividends to Shareholders.  It is the policy of the Funds to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”), applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders. The Funds have met the requirements of the Code applicable to regulated investment companies for the period ended June 30, 2017. Therefore, no federal income tax provision is required. Income and capital gains of the Funds are determined in accordance with both tax regulations and accounting principles generally accepted in the U.S. (“GAAP”). Such treatment may result in temporary and permanent differences between tax basis earnings and earnings reported for financial statement purposes. These reclassifications, which have no impact on the net asset value of the Funds, are primarily attributable to certain differences in computation of distributable income and capital gains under federal tax rules versus GAAP.

For the period ended June 30, 2017, permanent book and tax basis differences resulting primarily from differing treatments for net operating losses, foreign currency transactions, passive foreign investment company (“PFIC”) adjustments and the tax practice known as equalization, were identified and reclassified among the components of the Funds’ net assets.

THE OBERWEIS FUNDS

Notes to Financial Statements June 30, 2017 (unaudited) (continued)

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended December 31, 2016, permanent differences in book and tax accounting have been reclassified to paid in capital, accumulated net investment income/loss and accumulated net realized gain/loss as follows:

	Increases/(Decrease)
	Capital	Accumulated Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss) on Investments
Micro-Cap Fund	$(625,597)	$436,675	$188,922
Emerging Growth Fund	$(492,128)	$507,963	$(15,835)
Small-Cap Opportunities Fund	$(158,029)	$151,000	$7,029
China Opportunities Fund	$(862,611)	$610,856	$251,755
International Opportunities Fund	$(17,671)	$(47,317)	$64,988

The tax character of distributions paid during the fiscal year ended December 31, 2016 was as follows:

	Distributions Paid from Ordinary Income	Distributions Paid from Net Long-Term Capital Gains	Total Distributions Paid
Micro-Cap Fund	$—	$30,385	$30,385
Emerging Growth Fund	$—	$495,197	$495,197
Small-Cap Opportunities Fund	$—	$384,144	$384,144
China Opportunities Fund	$—	$737,819	$737,819
International Opportunities Fund	$477,077	$—	$477,077

The tax character of distributions paid during the fiscal year ended December 31, 2015 was as follows:

	Distributions Paid from Ordinary Income	Distributions Paid from Net Long-Term Capital Gains	Total Distributions Paid
Micro-Cap Fund	$—	$1,484,884	$1,484,884
Emerging Growth Fund	$—	$7,226,175	$7,226,175
Small-Cap Opportunities Fund	$—	$1,169,659	$1,169,659
China Opportunities Fund	$—	$11,677,091	$11,677,091
International Opportunities Fund	$1,400,220	$—	$1,400,220

As of December 31, 2016, the following Funds had net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by treasury regulations:

	Not Subject to Expiration (Post-Enactment)
	Short-Term	Long-Term
Micro-Cap Fund	$—	$—
Emerging Growth Fund	$2,430,712	$—
Small-Cap Opportunities Fund	$172,911	$—
China Opportunities Fund	$128,975	$—
International Opportunities Fund	$27,266,468	$—

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), the Funds will be permitted to carryforward capital losses incurred in taxable years beginning after December 22, 2010, the date of enactment of the Act, for an unlimited period. However, any

THE OBERWEIS FUNDS

Notes to Financial Statements June 30, 2017 (unaudited) (continued)

losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. In the funds' reorganization, pre-enactment short term capital losses of $1,176,876 were carried forward from Asia Opportunities Fund to China Opportunities Fund. Due to loss limitations, all $1,176,876 of the pre-enactment capital loss carryforward expired unused as of December 31, 2016.

Post-October capital losses and Qualified late-year losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Funds' next taxable year. For the year ended December 31, 2016, China Opportunities Fund and Emerging Growth Fund deferred $283,995 and $1,788, respectively of qualified late-year losses to January 1, 2017.

As of December 31, 2016 the components of accumulated earnings (deficit) on a tax basis were as follows:

	Undistributed Ordinary Income (Deficit)	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation on Investments	Unrealized Appreciation/ (Depreciation) Foreign Currency Translations
Micro-Cap Fund	$—	$2,002,468	$—	$14,257,751	$—
Emerging Growth Fund	$—	$—	$(2,432,500)	$5,900,753	$(244)
Small-Cap Opportunities Fund	$—	$—	$(172,912)	$1,578,483	$—
China Opportunities Fund	$—	$—	$(412,970)	$5,587,870	$46
International Opportunities Fund	$—	$—	$(27,266,468)	$47,067,087	$(19,149)

Accumulated capital and other losses consists of timing differences related to wash sales, late-year losses and capital loss carryforwards.

The Funds have reviewed all open tax years and major jurisdictions and concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for exam by taxing authorities and, as of June 30, 2017, open Federal tax years include the tax years ended 2013 through 2017. The Funds have no examinations in progress and are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Use of estimates. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimates.

Indemnifications.  Under the Trusts’ organizational documents, its present and former Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trusts’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

THE OBERWEIS FUNDS

Notes to Financial Statements June 30, 2017 (unaudited) (continued)

3. Transactions with affiliates

The Funds have written agreements with Oberweis Asset Management, Inc. (“OAM”) as the Funds’ investment adviser and manager. Oberweis Securities, Inc. (“OSI”), the Funds’ principal distributor, is an affiliate of OAM.

Investment advisory agreement. Under the Advisory Agreement, OAM provides investment advisory services to the Micro-Cap, Emerging Growth, and Small-Cap Opportunities Funds and pursuant to a separate Management Agreement, OAM provides non-investment advisory management services such as administrative, compliance and accounting services to these Funds. For investment advisory services, the Micro-Cap Fund paid monthly investment advisory fees at an annual rate equal to .60% of average daily net assets. The Emerging Growth Fund paid monthly investment advisory fees at an annual rate equal to .45% of the first $50 million of average daily net assets and .40% of average daily net assets in excess of $50 million. The Small-Cap Opportunities Fund paid monthly investment advisory fees at an annual rate equal to .40% of average daily net assets. For investment advisory and management services, the China Opportunities Fund and International Opportunities Fund paid monthly investment advisory and management fees at an annual rate equal to 1.25% of average daily net assets. For the period ended June 30, 2017, the Micro-Cap Fund, Emerging Growth Fund, and Small-Cap Opportunities Fund, incurred investment advisory fees totaling $223,696, $106,007 and $19,375, respectively. For the period ended June 30, 2017, the China Opportunities Fund and International Opportunities Fund incurred investment advisory and management fees totaling $609,934 and $4,818,977, respectively.

Management agreement. For management services and facilities furnished, the Micro-Cap Fund, Emerging Growth Fund, and Small-Cap Opportunities Fund each paid a monthly fee at an annual rate equal to .40% of average daily net assets. For the period ended June 30, 2017, the Micro-Cap Fund, Emerging Growth Fund, and Small-Cap Opportunities Fund incurred management fees totaling $149,130, $94,228, and $19,375, respectively.

Expense reimbursement. Effective May 1, 2017, OAM contractually agreed to reduce its investment and management fees or reimburse the Micro-Cap Fund and Emerging Growth Fund Investor Class Shares to the extent that total ordinary operating expenses, as defined, exceed in any one year the following amounts expressed as a percentage of each Fund’s average daily net assets: 1.80% of the first $50 million; plus 1.60% of average daily net assets in excess of $50 million. OAM is contractually obligated to reduce its investment and management fees or reimburse Small-Cap Opportunities Fund, China Opportunities Fund and International Opportunities Fund Investor Class Shares to the extent that total ordinary operating expenses exceed in any one year 1.55%, 2.24% and 1.60% expressed as a percentage of the Fund’s average daily net assets, respectively. OAM is contractually obligated to reduce its investment and management fees or reimburse the Emerging Growth Fund and Micro-Cap Fund Institutional Class Shares to the extent that total ordinary operating expenses, as defined, exceed in any one year the following amounts expressed as a percentage of each Fund’s average daily net assets: 1.55% of the first $50 million; plus 1.35% of average daily net assets in excess of $50 million. OAM is also contractually obligated to reduce its investment and management fees or reimburse the Small-Cap Opportunities Fund and China Opportunities Fund Institutional Class Shares to the extent that total ordinary operating expense exceed in any one year 1.30% and 1.99% expressed as a percentage of the Fund’s average daily net assets, respectively. Immediately prior to May 1, 2017 OAM was contractually obligated to reduce its management fees or reimburse the Emerging Growth Fund, Micro-Cap Fund, and Small-Cap Opportunities Investor Class Shares to the extent that

THE OBERWEIS FUNDS

Notes to Financial Statements June 30, 2017 (unaudited) (continued)

total ordinary operating expenses, as defined, exceed in any one year the following amounts expressed as a percentage of each Fund’s average daily net assets: 2% of the first $25 million; plus 1.8% of the next $25 million; plus 1.6% of average daily net assets in excess of $50 million. OAM was contractually obligated to reduce its investment and management fees or reimburse the China Opportunities Fund and International Opportunities Fund Investor Class Shares to the extent that total ordinary operating expenses, as defined, exceed in any one year 2.49% and 1.60% expressed as a percentage of the Funds’ average daily net assets, respectively. The annual expense ratio will reflect a blend of both the old and new expense reimbursement arrangements in effect for 2017.For the period ended June 30, 2017 OAM reimbursed the Small-Cap Opportunities Fund and the International Opportunities Fund in the amount of $21,526 and $826,958, respectively.

Officers and trustees. Certain officers and trustees of the Trust are also officers and/or directors of OAM and OSI. During the period ended June 30, 2017, the Trust made no direct payments to its officers and paid $32,000 to its unaffiliated trustees.

Distribution and shareholder service agreement. The Funds have a distribution and shareholder services agreement with OSI. For services under the distribution and shareholder services agreement, the Funds pay OSI a fee at the annual rate of .25% of the average daily net assets of Investor Class Shares as compensation for services. For the period ended June 30, 2017, the Micro-Cap Fund, Emerging Growth Fund, Small-Cap Opportunities Fund, China Opportunities Fund and International Opportunities Fund incurred distribution fees totaling $91,938, $58,197, $11,752, $120,259 and $963,795, respectively.

Affiliated Commissions. For the period ended June 30, 2017, the Micro-Cap Fund, Emerging Growth Fund, Small-Cap Opportunities Fund, China Opportunities Fund and International Opportunities Fund did not execute any security transactions through OSI and therefore did not pay commissions to OSI.

4. Investment transactions

The cost of securities purchased and proceeds from securities sold during the period ended June 30, 2017, other than options written and money market investments, aggregated $47,522,894 and $39,387,293, respectively, for the Micro-Cap Fund, $30,553,013 and $27,045,367, respectively, for the Emerging Growth Fund, $7,743,907 and $7,819,894, respectively, for the Small-Cap Opportunities Fund, $56,249,852 and $68,119,688, respectively, for the China Opportunities Fund and $545,997,455 and $591,031,651, respectively, for the International Opportunities Fund. The Funds did not hold government securities during the period ended June 30, 2017.

The Funds may write covered call options. The premiums received provide a partial hedge (protection) against declining prices and enables each Fund to generate a higher return during periods when OAM does not expect the underlying security to make any major price moves in the near future but still deems the underlying security to be, over the long term, an attractive investment for each Fund. The Funds write covered call options for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options, which are either exercised or closed, are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses. Amounts recovered for securities litigation are included in the realized gains of the Fund and are recorded when received. The Funds did not write covered call options for the period ended June 30, 2017.

THE OBERWEIS FUNDS

Notes to Financial Statements June 30, 2017 (unaudited) (continued)

5. Redemption fee

The Oberweis Funds are designed for long-term investors. To discourage market timers redemptions of shares of the Micro-Cap Fund, Emerging Growth Fund, and Small-Cap Opportunities Fund within 90 days of purchase are subject to a 1% redemption fee of the total redemption amount and 2% for the China Opportunities Fund and the International Opportunities Fund. The redemption fee is deducted from the redemption proceeds and is retained by the Fund.

The redemption fee is retained by the Funds for the expense they incur in connection with shareholder redemptions. Redemption fees received by the Micro-Cap Fund, Emerging Growth Fund, Small-Cap Opportunities Fund, China Opportunities Fund, and International Opportunities Fund were $9,846, $696, $10, $3,581 and $48,650, respectively, for the period ended June 30, 2017, and were recorded as a reduction of the cost of shares redeemed in the statements of changes in net assets.

6. Earnings credits and interest charges

The Trust, as part of the agreement with the Custodian, receives credits against its custodian fees on its uninvested cash balances and is allowed to borrow for temporary purposes. Borrowings are not to exceed 5% of the value of each Fund’s total assets at the time of any such borrowing. Interest on amounts borrowed is calculated at the prime rate and is payable monthly. During the period ended June 30, 2017, the Micro-Cap Fund, Emerging Growth Fund, Small-Cap Opportunities Fund, China Opportunities Fund and International Opportunities Fund received credits of $9,584, $6,651, $834, $4,126 and $45,855, respectively. During the period ended June 30, 2017, the Micro-Cap Fund, Emerging Growth Fund, Small-Cap Opportunities Fund, China Opportunities Fund and International Opportunities Fund incurred interest charges of $10, $465, $26, $49 and $659, respectively, which is included in custodian fees and expenses in the statement of operations.

7. Subsequent events

The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

THE OBERWEIS FUNDS

Financial Highlights

Per share income and capital for a share outstanding throughout each period is as follows:

Investor Class	MICRO-CAP FUND
	Six Months Ended June 30, 2017 (unaudited)		Years Ended December 31,
			2016	2015	2014	2013	2012
Net asset value at beginning of period	$22.02		$17.68	$17.12	$20.05	$12.16	$11.20
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net investment loss[a]	(.16)		(.15)	(.24)	(.27)	(.20)	(.16)
Net realized and unrealized gains (losses) on investments	2.26		4.49	1.34	(1.32)	8.08	1.12
Total from investment operations	2.10		4.34	1.10	(1.59)	7.88	.96
Redemption Fees[a]	—		.01	—	.04	.01	—
Less distributions:
Distribution from net realized gains on investments	—		(.01)	(.54)	(1.38)	—	—
Net asset value at end of period	$24.12		$22.02	$17.68	$17.12	$20.05	$12.16
Total Return (%)	12.38		24.60	6.38	(7.71)	64.88	8.57
RATIO/SUPPLEMENTAL DATA
Net Assets at end of period (in thousands)	$74,685		$67,133	$50,679	$29,251	$35,925	$19,545
Ratio of gross expenses to average net assets (%)	1.57	[c]	1.65	1.72	1.71	1.87	2.00
Ratio of net expenses to average net assets (%)[b]	1.55	[c]	1.64	1.72	1.71	1.86	2.00
Ratio of net investment loss to average net assets (%)	(1.37)[c]		(.80)	(1.35)	(1.38)	(1.28)	(1.31)
Portfolio turnover rate (%)	56	[d]	102	133	141	71	48

Notes:

a The net investment loss per share data and the redemption fee data were determined using average shares outstanding during the period.

b The ratios in this row reflect the impact, if any, of expense offset arrangements and expense reimbursement from the advisor.

c Annualized.

d Not annualized.

THE OBERWEIS FUNDS

Financial Highlights  (continued)

Per share income and capital for a share outstanding throughout each period is as follows:

Institutional Class	MICRO-CAP FUND
	Period Ended June 30, 2017[a] (unaudited)
Net asset value at beginning of period	$23.23
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net investment loss[b]	(.05)
Net realized and unrealized gains (losses) on investments	.95
Total from investment operations	.90
Redemption Fees[b]	—
Less distributions:
Distribution from net realized gains on investments	—
Net asset value at end of period	$24.13
Total Return (%)	12.52	[d]
RATIO/SUPPLEMENTAL DATA
Net Assets at end of period (in thousands)	$6,320
Ratio of gross expenses to average net assets (%)	1.39	[e]
Ratio of net expenses to average net assets (%)[c]	1.32	[e]
Ratio of net investment loss to average net assets (%)	(1.24)[e]
Portfolio turnover rate (%)	56	[f]

Notes:

a For the period from May 1, 2017 (commencement of operations) through June 30, 2017.

b The net investment loss per share data and the redemption fee data were determined using average shares outstanding during the period.

c The ratios in this row reflect the impact, if any, of expense offset arrangements.

d Calendar year performance for 2017 represents synthetic returns.

e Annualized.

f Not annualized.

THE OBERWEIS FUNDS

Financial Highlights  (continued)

Per share income and capital for a share outstanding throughout each period is as follows:

Investor Class	SMALL-CAP OPPORTUNITIES FUND
	Six Months Ended June 30, 2017 (unaudited)		Years Ended December 31,
			2016	2015	2014	2013	2012
Net asset value at beginning of period	$13.89		$13.48	$14.32	$17.04	$12.08	$11.16
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net investment loss[a]	(.11)		(.22)	(.27)	(.26)	(.17)	(.20)
Net realized and unrealized gains (losses) on investments	1.43		1.22	1.02	(.64)	6.06	1.12
Total from investment operations	1.32		1.00	.75	(.90)	5.89	.92
Redemption Fees[a]	—		—	.02	—	—	—
Less distributions:
Distribution from net realized gains on investments	—		(.59)	(1.61)	(1.82)	(.93)	—
Net asset value at end of period	$15.21		$13.89	$13.48	$14.32	$17.04	$12.08
Total Return (%)	9.50		7.38	5.10	(5.31)	48.87	8.24
RATIO/SUPPLEMENTAL DATA
Net Assets at end of period (in thousands)	$7,604		$9,385	$10,797	$8,279	$9,392	$7,298
Ratio of gross expenses to average net assets (%)	2.32	[c]	2.40	2.00	2.18	2.39	2.43
Ratio of net expenses to average net assets (%)[b]	1.86	[c]	2.00	2.00	2.00	2.00	2.00
Ratio of net investment loss to average net assets (%)	(1.55)[c]		(1.67)	(1.72)	(1.62)	(1.18)	(1.61)
Portfolio turnover rate (%)	83	[d]	150	134	107	134	99

Notes:

a The net investment loss per share data and the redemption fee data were determined using average shares outstanding during the period.

b The ratios in this row reflect the impact, if any, of expense offset arrangements and expense reimbursement from the advisor.

c Annualized.

d Not annualized.

THE OBERWEIS FUNDS

Financial Highlights  (continued)

Per share income and capital for a share outstanding throughout each period is as follows:

Institutional Class	SMALL-CAP OPPORTUNITIES FUND
	Period Ended June 30, 2017[a] (unaudited)
Net asset value at beginning of period	$15.08
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net investment loss[b]	(.02)
Net realized and unrealized gains (losses) on investments	.16
Total from investment operations	.14
Redemption Fees[b]	—
Less distributions:
Distribution from net realized gains on investments	—
Net asset value at end of period	$15.22
Total Return (%)	9.66	[d]
RATIO/SUPPLEMENTAL DATA
Net Assets at end of period (in thousands)	$2,270
Ratio of gross expenses to average net assets (%)	1.97	[e]
Ratio of net expenses to average net assets (%)[c]	1.27	[e]
Ratio of net investment loss to average net assets (%)	(.08)[e]
Portfolio turnover rate (%)	83	[f]

Notes:

a For the period from May 1, 2017 (commencement of operations) through June 30, 2017.

b The net investment loss per share data and the redemption fee data were determined using average shares outstanding during the period.

c The ratios in this row reflect the impact, if any, of expense offset arrangements.

d Calendar year performance for 2017 represents synthetic returns.

e Annualized.

f Not annualized.

THE OBERWEIS FUNDS

Financial Highlights  (continued)

Per share income and capital for a share outstanding throughout each period is as follows:

Investor Class	EMERGING GROWTH FUND
	Six Months Ended June 30, 2017 (unaudited)		Years Ended December 31,
			2016	2015	2014	2013	2012
Net asset value at beginning of period	$24.13		$24.78	$25.72	$30.84	$19.68	$18.21
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net investment loss[a]	(.04)		(.24)	(.27)	(.39)	(.33)	(.28)
Net realized and unrealized gains (losses) on investments	3.97		(.14)	2.86	(2.32)	11.48	1.75
Total from investment operations	3.93		(.38)	2.59	(2.71)	11.15	1.47
Redemption Fees[a]	—		—	.02	.02	.01	—
Less distributions:
Distribution from net realized gains on investments	—		(.27)	(3.55)	(2.43)	—	—
Net asset value at end of period	$28.06		$24.13	$24.78	$25.72	$30.84	$19.68
Total Return (%)	16.29		(1.54)	10.02	(8.75)	56.71	8.07
RATIO/SUPPLEMENTAL DATA
Net Assets at end of period (in thousands)	$49,506		$44,604	$56,848	$47,976	$70,493	$58,444
Ratio of gross expenses to average net assets (%)	1.60	[c]	1.59	1.51	1.49	1.53	1.57
Ratio of net expenses to average net assets (%)[b]	1.57	[c]	1.59	1.51	1.49	1.53	1.57
Ratio of net investment loss to average net assets (%)	(.32)[c]		(.99)	(.95)	(1.32)	(1.35)	(1.43)
Portfolio turnover rate (%)	60	[d]	126	200	95	70	54

Notes:

a The net investment loss per share data and the redemption fee data were determined using average shares outstanding during the period.

b The ratios in this row reflect the impact, if any, of expense offset arrangements.

c Annualized.

d Not annualized.

THE OBERWEIS FUNDS

Financial Highlights  (continued)

Per share income and capital for a share outstanding throughout each period is as follows:

Institutional Class	EMERGING GROWTH FUND
	Period Ended June 30, 2017[a] (unaudited)
Net asset value at beginning of period	$27.28
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net investment loss[b]	.03
Net realized and unrealized gains (losses) on investments	.76
Total from investment operations	.79
Redemption Fees[b]	—
Net asset value at end of period	$28.07
Total Return (%)	16.42	[d]
RATIO/SUPPLEMENTAL DATA
Net Assets at end of period (in thousands)	$4,195
Ratio of gross expenses to average net assets (%)	1.38	[e]
Ratio of net expenses to average net assets (%)[c]	1.30	[e]
Ratio of net investment loss to average net assets (%)	.62	[e]
Portfolio turnover rate (%)	60	[f]

Notes:

a For the period from May 1, 2017 (commencement of operations) through June 30, 2017.

b The net investment loss per share data and the redemption fee data were determined using average shares outstanding during the period.

c The ratios in this row reflect the impact, if any, of expense offset arrangements.

d Calendar year performance for 2017 represents synthetic returns.

e Annualized.

f Not annualized.

THE OBERWEIS FUNDS

Financial Highlights  (continued)

Per share income and capital for a share outstanding throughout each period is as follows:

Investor Class	CHINA OPPORTUNITIES FUND
	Six Months Ended June 30, 2017 (unaudited)		Years Ended December 31,
			2016	2015	2014	2013	2012
Net asset value at beginning of period	$10.94		$12.15	$13.79	$16.83	$11.12	$8.70
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net investment loss[a]	(.02)		(.11)	(.09)	(.15)	(.08)	(.06)
Net realized and unrealized gains (losses) on investments and translation of assets and liabilities denominated in foreign currencies	2.74		(1.01)	(.22)	(.93)	6.68	2.48
Total from investment operations	2.72		(1.12)	(.31)	(1.08)	6.60	2.42
Redemption Fees[a]	—		—	.01	.02	.01	—
Less dividends and distributions:
Distribution from net realized gains on investments	—		(.09)	(1.34)	(1.88)	(.75)	—
Dividends from net investment income	—		—	—	(.10)	(.15)	—
Total dividends and distributions	—		(.09)	(1.34)	(1.98)	(.90)	—
Net asset value at end of period	$13.66		$10.94	$12.15	$13.79	$16.83	$11.12
Total Return (%)	24.86		(9.22)	(2.20)	(6.27)	59.56	27.82
RATIO/SUPPLEMENTAL DATA
Net Assets at end of period (in thousands)	$94,783		$91,197	$113,287	$166,614	$199,209	$119,940
Ratio of gross expenses to average net assets (%)	2.00	[c]	1.99	1.95	1.93	2.07	2.15
Ratio of net expenses to average net assets (%)[b]	1.99	[c]	1.98	1.95	1.93	2.07	2.15
Ratio of net investment loss to average net assets (%)	(.26)[c]		(.93)	(.61)	(.92)	(.59)	(.62)
Portfolio turnover rate (%)	59	[d]	125	81	127	140	115

Notes:

a The net investment loss per share data and the redemption fee data were determined using average shares outstanding during the period.

b The ratios in this row reflect the impact, if any, of expense offset arrangements.

c Annualized.

d Not annualized.

THE OBERWEIS FUNDS

Financial Highlights  (continued)

Per share income and capital for a share outstanding throughout each period is as follows:

Institutional Class	CHINA OPPORTUNITIES FUND
	Period Ended June 30, 2017[a] (unaudited)
Net asset value at beginning of period	$12.75
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net investment loss[b]	.06
Net realized and unrealized gains (losses) on investments and translation of assets and liabilities denominated in foreign currencies	.85
Total from investment operations	.91
Redemption Fees[b]	—
Less dividends and distributions:
Distribution from net realized gains on investments	—
Dividends from net investment income	—
Total dividends and distributions	—
Net asset value at end of period	$13.66
Total Return (%)	24.97	[d]
RATIO/SUPPLEMENTAL DATA
Net Assets at end of period (in thousands)	$9,050
Ratio of gross expenses to average net assets (%)	1.73	[e]
Ratio of net expenses to average net assets (%)[c]	1.70	[e]
Ratio of net investment loss to average net assets (%)	.11	[e]
Portfolio turnover rate (%)	59	[f]

Notes:

a For the period from May 1, 2017 (commencement of operations) through June 30, 2017.

b The net investment loss per share data and the redemption fee data were determined using average shares outstanding during the period.

c The ratios in this row reflect the impact, if any, of expense offset arrangements.

d Calendar year performance for 2017 represents synthetic returns.

e Annualized.

f Not annualized.

THE OBERWEIS FUNDS

Financial Highlights  (continued)

Per share income and capital for a share outstanding throughout each period is as follows:

	INTERNATIONAL OPPORTUNITIES FUND
	Six Months Ended June 30, 2017 (unaudited)		Years Ended December 31,
			2016	2015	2014	2013	2012
Net asset value at beginning of period	$20.19		$21.33	$18.56	$19.45	$12.74	$9.74
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net investment income (loss)[a]	.07		.01	.01	(.06)	(.01)	.09
Net realized and unrealized gains (losses) on investments and translation of assets and liabilities denominated in foreign currencies	3.98		(1.15)	2.79	(.85)	6.99	3.12
Total from investment operations	4.05		(1.14)	2.80	(.91)	6.98	3.21
Redemption Fees[a]	—		.01	.01	.02	.02	—
Less dividends and distributions:
Distribution from net realized gains on investments	—		—	—	—	(.20)	—
Dividends from investment income	—		(.01)	(.04)	—	(.09)	(.21)
Total dividends and distributions	—		(.01)	(.04)	—	(.29)	(.21)
Net asset value at end of period	$24.24		$20.19	$21.33	$18.56	$19.45	$12.74
Total Return (%)	20.06		(5.28)	15.14	(4.58)	55.01	32.96
RATIO/SUPPLEMENTAL DATA
Net Assets at end of period (in thousands)	$838,781		$708,514	$739,142	$408,675	$166,487	$20,751
Ratio of gross expenses to average net assets (%)	1.83	[c]	1.82	1.85	1.89	2.20	2.86
Ratio of net expenses to average net assets (%)[b]	1.60	[c]	1.60	1.60	1.60	1.60	1.60
Ratio of net investment income (loss) to average net assets (%)	.66	[c]	.05	.05	(.33)	(.05)	.82
Portfolio turnover rate (%)	75	[d]	139	214	212 [e]	176	280

Notes:

a The net investment loss per share data and the redemption fee data were determined using average shares outstanding during the period.

b The ratios in this row reflect the impact, if any, of expense offset arrangements and expense reimbursement from the advisor.

c Annualized.

d Not annualized.

e Excludes the value of portfolio securities delivered as a result of in-kind sales of the Fund's capital shares.

THE OBERWEIS FUNDS

Supplemental Information (unaudited)

Proxy Voting:

The Oberweis Funds has delegated authority to vote proxies related to the Funds’ (Micro-Cap Fund, Small-Cap Opportunities Fund, Emerging Growth Fund, China Opportunities Fund, and International Opportunities Fund) Portfolio securities to the Funds’ investment adviser, Oberweis Asset Management, Inc. (“OAM”). A description of the policies and procedures that OAM uses in fulfilling this responsibility is available, without charge upon request, by calling 800-323-6166. It also appears on oberweisfunds.com and in the Funds’ Statement of Additional Information, which can be found on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov. Information on how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available (1) without charge, upon request, by calling 800-323-6166, and (2) on the SEC’s website at http://www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Funds file their complete schedule of portfolio investments with the SEC for the first and third quarter of each fiscal year (March 31 and September 30) on Form NQ. The Funds’ Forms NQ are available, without charge, on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Expense Examples:

As a shareholder of The Oberweis Funds, you may incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees; distribution (and/or service) 12b-1 fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in The Oberweis Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 investment at the beginning of the period and held for the entire period.

Actual Expenses:

The first line for each Fund in the table below provides information about actual account values and actual expenses. You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:

The second line for each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

THE OBERWEIS FUNDS

Supplemental Information (unaudited)  (continued)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line for each Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Expenses Paid During Period 1/1/17– 6/30/17	Expense Ratio During Period 1/1/17– 6/30/17
MICRO-CAP FUND
Investor Class
Actual	$1,000.00	$1,123.80	$8.16	1.55%
Hypothetical	$1,000.00	$1,017.11	$7.75	1.55%
Institutional Class
Actual	$1,000.00	$1,125.20	$6.96	1.32%
Hypothetical	$1,000.00	$1,018.25	$6.61	1.32%
SMALL-CAP OPPORTUNITIES FUND
Investor Class
Actual	$1,000.00	$1,095.00	$9.66	1.86%
Hypothetical	$1,000.00	$1,015.57	$9.30	1.86%
Institutional Class
Actual	$1,000.00	$1,096.60	$6.60	1.27%
Hypothetical	$1,000.00	$1,018.50	$6.36	1.27%
EMERGING GROWTH FUND
Investor Class
Actual	$1,000.00	$1,162.90	$8.42	1.57%
Hypothetical	$1,000.00	$1,017.01	$7.85	1.57%
Institutional Class
Actual	$1,000.00	$1,164.20	$6.98	1.30%
Hypothetical	$1,000.00	$1,018.35	$6.51	1.30%
CHINA OPPORTUNITIES FUND
Investor Class
Actual	$1,000.00	$1,248.60	$11.09	1.99%
Hypothetical	$1,000.00	$1,014.93	$9.94	1.99%
Institutional Class
Actual	$1,000.00	$1,249.70	$9.48	1.70%
Hypothetical	$1,000.00	$1,016.36	$8.50	1.70%
INTERNATIONAL OPPORTUNITIES FUND
Investor Class
Actual	$1,000.00	$1,200.60	$8.73	1.60%
Hypothetical	$1,000.00	$1,016.86	$8.00	1.60%

* Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

Trustees and Officers

James D. Oberweis
Trustee

Gary D. McDaniel
Trustee

James W. Oberweis
President

David I. Covas
Vice President

Kenneth S. Farsalas
Vice President

Katherine Smith Dedrick
Trustee

James G. Schmidt
Trustee

Patrick B. Joyce
Executive Vice President
Treasurer

Eric V. Hannemann
Secretary

Manager and Investment Advisor

Oberweis Asset Management, Inc.
3333 Warrenville Road, Suite 500, Lisle, IL 60532
800-323-6166
oberweisfunds.com

Distributor

Oberweis Securities, Inc.
3333 Warrenville Road, Suite 500, Lisle, IL 60532
630-577-2300
oberweisfunds.com

Custodian

UMB Bank, n.a.
928 Grand Blvd., Kansas City, MO 64106

Transfer Agent

UMB Fund Services, Inc.
P.O. Box 711, Milwaukee, WI 53201-0711
800-245-7311

Counsel

Vedder Price P.C.
222 North LaSalle Street, Chicago, IL 60601

Independent Registered Public Accounting Firm

BBD, LLP
1835 Market Street, 26th Floor, Philadelphia, PA 19103

The Oberweis Funds

Micro-Cap Fund
Small-Cap Opportunities Fund
Emerging Growth Fund
China Opportunities Fund
International Opportunities Fund

800-245-7311

oberweisfunds.com

oberweisfunds.com

800-323-6166
630-577-2300

Shareholder Services
800-245-7311

3333 Warrenville Road
Suite 500
Lisle, IL 60532

SEMI-ANNUAL REPORT

Oberweis International Opportunities Institutional Fund (OBIIX)

June 30, 2017

oberweisfunds.com

1

PRESIDENT AND PORTFOLIO MANAGER’S LETTER

Dear Fellow Shareholder:

SECOND QUARTER AND FIRST HALF OF 2017 IN REVIEW

International small-cap markets delivered strong returns in the second quarter and first half of 2017, with the MSCI World ex-US Small Cap Growth Index (the “benchmark”) returning 8.16% and 17.31%, respectively. The Oberweis International Opportunities Institutional Fund outperformed in both periods, returning 8.64% in the second quarter and 20.27% in the first half of 2017. On a global basis, equities performed well in the second quarter as economic growth and corporate earnings remained at high levels, more than offsetting political uncertainties in some areas. Equity returns were led by emerging markets such as China and India and some developed markets including France and Germany. International stock returns, in U.S. dollar terms, were also enhanced by a weaker U.S. dollar.

While many investors already appreciate the American economy’s improvement, cyclical growth outside the U.S. seems to be catching up. Manufacturing PMI’s remained solidly above 50 in Canada, the Eurozone, Australia, Japan, and most emerging markets, signaling continued economic expansion. Additionally, year-over-year headline inflation has gently accelerated, dampening any lingering fears of deflation that dogged many global economies — particularly those in Europe — after the Global Financial Crisis. European firms reported the highest percentage of quarterly revenue surprises over analyst expectations since 20031.

On the other hand some political risks, while still close in mind, are marginally abating. For example, the victory of Emmanuel Macron in the French presidential election has taken some steam out of the populist push. Ironically, European equities sold off in June, as investor focus shifted from fear of an EU breakup to concern that the European Central Bank may soon curtail the “easy money” quantitative easing spigot. Japanese small-cap stocks slightly under-performed the benchmark again this quarter despite all-time high annual earnings and more substantial returns of capital to shareholders through higher dividends and share buybacks (in a market that has historically been reticent to do so).

OUTLOOK

You may recall our balanced outlook for international small-cap equities in recent quarters. While we were encouraged by improving economic data amid attractive stock valuations, our enthusiasm was tempered by rising political uncertainties after surprising populist election wins in both the U.S. and U.K. With the recent overwhelming victory by Macron in France and a hung parliament in the U.K., populism appears to be losing momentum. Macron and German Chancellor Angela Merkel may have a window of opportunity to stabilize the EU. While Merkel still faces an upcoming election in Germany, her healthy approval rating of 64% suggests a lower risk of upset than was present in the U.K. or U.S. elections. Over time, we believe that a stable environment in the EU should lead to greater business investment and higher consumer confidence, both of which are leading indicators of future economic growth. Some indicators hint this may already be happening, as seen in a six-year high in June’s Eurozone PMI.

In Japan, after Prime Minister Shinzo Abe’s ruling party lost a recent Tokyo election, the pressure on him to increase economic growth will be high. In response, we expect that Abe will attempt to accelerate reforms and increase government spending. In short, we believe the opportunity in Japan could finally be ripe: many global fund managers are underweight, valuations remain below long-term averages, and we see marginally improving corporate

1 Source: Morgan Stanley.

2

PRESIDENT AND PORTFOLIO MANAGER’S LETTER (continued)

governance as Japanese firms are increasingly electing to return capital to shareholders via dividend increases and share buybacks. Although intrigued, we remain underweight pending more evidence of change impacting growth.

While we are generally positive on opportunities in the EU, we are slightly concerned that increasingly hawkish commentary by global central bankers may create higher volatility going forward. Recently, the Federal Reserve, ECB and BOE have all talked about the unwinding of favourable money supply policies, and the potential impact of such a reversal on equity markets is uncertain.

From a sector standpoint, we see the 2016 outperformance from certain commodities unwinding as supply continues to be an issue. After finding more energy ideas in the second half of 2016, we trimmed our exposure during the first half, reflecting our stance that the oil market likely needs more time to balance supply and demand. We fear energy companies that relied on cost cuts to generate better-than-expected results may soon run out of options in the face of lower oil prices. We also trimmed materials for similar reasons and trimmed consumer staples as they appear expensive. On the flip side we added more consumer discretionary and health care ideas during the first half.

We are still broadly positive on technology given the current robust growth in the sector and strong future growth opportunities. However, we note some sub-sectors like software seem priced for perfection, and combined with high investor exposure, the sector may be ripe for some profit-taking. We reduced our exposure during the second quarter and enter the third quarter roughly neutral with the benchmark.

PORTFOLIO HIGHLIGHTS

At the end of the first half, the portfolio was invested in 99 stocks in 17 countries. Our top five country weightings (portfolio weighting versus the MSCI World ex-US Small Cap Growth Index) at the end of the first half were the United Kingdom (26.3% vs. 16.2%), Japan (21.0% vs. 27.3%), Switzerland (6.8% vs. 4.4%), Canada (6.2% vs. 8.8%), and Australia (6.1% vs. 5.7%). On a sector basis, the portfolio is overweight consumer discretionary (21.7% vs. 17.4%) and underweight consumer staples (5.0% vs. 9.1%).

Some of the top performers for the first half included: Logitech International S.A. (LOGN SW), which returned +47.3% and contributed 101 bps; Aristocrat Leisure Ltd. (ALL AU), which returned +55.2% and contributed 84 bps to the portfolio’s return; Shopify Inc. (SHOP US), which returned +61.5% and contributed 73 bps. Some of the leading detractors for the first half included: Takeuchi Manufacturing Co. Ltd. (6432 JP), which returned -24.5% and detracted 32 bps; Japan Lifeline Co. Ltd. (7575 JP), which returned -11.2% and detracted 24 bps; and Outokumpu Oyj. (OUT1V FH), which returned -19.1% and detracted 19 bps.

In terms of valuation, the portfolio’s weighted average P/E and forward growth rates are roughly the same as the first quarter. With valuation dispersions across our developed world markets remaining relatively narrow, we continue to expect that company specific factors will remain more important in determining equity winners.

3

PRESIDENT AND PORTFOLIO MANAGER’S LETTER (continued)

We appreciate your investment in The Oberweis International Opportunities Institutional Fund and are grateful for the trust you have shown us. If you have any questions, please contact Brian Lee (institutional clients) or John Collins (advisory accounts) at (800) 323-6166. Thank you for investing with us in The Oberweis Funds.

Sincerely,

James W. Oberweis, CFA President	Ralf Scherschmidt Portfolio Manager

4

PRESIDENT AND PORTFOLIO MANAGER’S LETTER (continued)

AVERAGE ANNUAL TOTAL RETURNS (%) (as of June 30, 2017)
Ticker	Qtr	1 Yr	3 Yr	5 Yr	10 Yr	Life of Fund*	Expense Ratio**
OBIIX	8.64	14.96	6.14	N/A	N/A	5.21	1.10

* Life of Fund returns are from commencement of operations on 03/10/14 for the Fund

** Expense ratio is the total net annualized fund operating expense ratio as of 12/31/16. The expense ratio gross of expense offset arrangements and expense reimbursement was 1.18% for OBIIX. Effective May 1, 2017 through April 30, 2018, Oberweis Asset Management, Inc., (OAM), the Fund’s investment advisor, is contractually obligated to reduce its management fees or reimburse OBIIX to the extent that total ordinary operating expenses exceed in any one year 1.10% expressed as a percentage of the Fund’s average daily net assets.

Performance data shown represents past performance and is no guarantee of future results. Investment return and principal value will fluctuate, so that you may have gain or loss when shares are sold. Current performance may be higher or lower than quoted. Visit us online at oberweisfunds.com for most recent month-end performance. The Oberweis Funds invest in rapidly growing smaller and medium sized companies which may offer greater return potential. However, these investments often involve greater risks and volatility. Foreign investments involve greater risks than U.S investments, including political and economic risks and the risk of currency fluctuations. There is no guarantee that the funds can achieve their objectives. Holdings in the Funds are subject to change. Before investing, consider the fund’s investment objectives, risks, charges, and expenses. To obtain a copy of the prospectus or summary prospectus containing this and other information please visit our website at oberweisfunds.com or call 800-323-6166. Read it carefully before investing. The Oberweis Funds are distributed by Oberweis Securities, Inc. Member: FINRA & SIPC.

The MSCI World ex-US Small Cap Growth Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of small cap growth developed markets excluding the US, with minimum dividends reinvested net of withholding tax.

5

Oberweis International Opportunities
Institutional Fund

At June 30, 2017 (unaudited)

Asset Allocation (%)
Common Stocks	93.1
Commercial Paper	2.7
Other Assets in excess of Liabilities	4.2
100.0

Top Holdings (%)
Logitech International SA	2.7
Swedish Orphan Biovitrum AB	2.3
Bellway PLC	2.0
Just Eat PLC	1.9
Aristocrat Leisure Ltd.	1.7
ConvaTec Group PLC	1.7
MISUMI Group, Inc.	1.7
Trivago NV	1.6
Berkeley Group Hldgs. PLC	1.5
Persimmon PLC	1.5
Other Holdings	81.4
100.0

Top Industries (%)
Machinery	7.3
Household Durables	6.8
Internet Software & Services	5.4
Professional Services	4.8
Metals & Mining	4.6
Hotels, Restaurants & Leisure	4.3
Food Products	3.7
Semiconductor & Semiconductor Equipment	3.7
Health Care Equipment & Supply	3.6
Biotechnology	3.3
Other Industries	52.5
100.0

6

OBERWEIS INTERNATIONAL OPPORTUNITIES INSTITUTIONAL FUND

Schedule of Investments June 30, 2017 (unaudited)

	SHARES	VALUE
Equities – 93.1%
AUSTRALIA – 6.1%
Aristocrat Leisure Ltd.	911,500	$15,804,658
BlueScope Steel Ltd.	376,600	3,823,600
Cochlear Ltd.	68,800	8,219,937
Corporate Travel Management Ltd.	405,700	7,152,992
Evolution Mining Ltd.	5,183,900	9,602,028
NEXTDC Ltd.*	3,226,900	11,185,396
		55,788,611
BELGIUM – 2.0%
Galapagos NV*	119,200	9,103,041
NV Bekaert SA	167,200	8,507,052
		17,610,093
CANADA – 6.2%
CCL Industries, Inc.	210,010	10,625,198
Dollarama, Inc.	73,700	7,042,078
Ivanhoe Mines Ltd.*	46,000	147,918
Maple Leaf Foods, Inc.	432,300	10,914,175
Parex Resources, Inc.*	897,500	10,208,301
Sleep Country Canada Hldgs., Inc.	304,600	9,665,554
Torex Gold Resources, Inc.*	396,700	7,565,076
		56,168,300
CHINA – 2.3%
Kingboard Laminates Hldgs. Ltd.	6,139,500	7,407,504
Nexteer Automotive Group Ltd.	4,789,000	7,507,827
Sunny Optical Technology Group Co. Ltd.	675,000	6,051,874
		20,967,205
FINLAND – 3.4%
Cargotec OYJ	193,200	12,258,435
Konecranes OYJ	212,700	9,001,183
Valmet OYJ*	506,546	9,841,630
		31,101,248
FRANCE – 4.3%
Eurofins Scientific SE	13,480	7,592,989
Ipsen SA	74,596	10,211,686
Nexity SA	124,700	7,246,986
Rubis SCA	39,700	4,500,089
Teleperformance SA*	72,800	9,325,552
		38,877,302
GERMANY – 4.3%
Aurelius Equity Opportunities SE	88,800	4,770,654
Carl Zeiss Meditec AG	164,500	8,537,841
Evotec AG*	435,800	6,963,840

See accompanying notes to the financial statements.

7

OBERWEIS INTERNATIONAL OPPORTUNITIES INSTITUTIONAL FUND

Schedule of Investments June 30, 2017 (unaudited) (continued)

	SHARES	VALUE
Puma SE	12,408	$4,768,329
Trivago NV*	607,114	14,364,317
		39,404,981
HONG KONG – 0.5%
Minth Group Ltd.	1,018,000	4,315,825
IRELAND – 1.4%
Kingspan Group PLC	379,700	13,034,704
ITALY – 1.2%
Brembo SpA	741,000	10,842,045
JAPAN – 20.8%
D.A. Consortium Hldgs., Inc.	474,900	6,202,517
Enigmo, Inc.*	60,500	878,386
En-Japan, Inc.*	355,200	9,243,569
Gunosy, Inc.*	239,500	4,955,026
Hirata Corp.	64,300	6,654,385
H-One Co. Ltd.	72,000	788,015
Itochu Techno-Solutions Corp	252,500	8,822,627
Kanamoto Co. Ltd.*	140,600	4,662,707
Koa Corp.*	378,300	6,999,265
Mabuchi Motor Co. Ltd.	108,700	5,402,383
Minebea Mitsumi, Inc.	704,900	11,312,243
MISUMI Group, Inc.	676,100	15,424,517
Mitsui High-Tec, Inc.*	443,400	7,080,208
Mitsui Mining and Smelting Co. Ltd.	3,055,000	11,923,939
Modec, Inc.	297,200	6,605,912
Morinaga & Co. Ltd.	111,200	6,307,677
NH Foods Ltd.	221,000	6,710,069
Nichias Corp.	429,000	4,954,621
Nichirei Corp.	362,200	10,143,854
Open House Co. Ltd.	395,700	12,172,678
Token Corp.*	55,300	6,794,808
Tokuyama Corp.*	1,745,000	8,393,376
Ulvac, Inc.	157,900	7,580,885
UT Group Co. Ltd.*	316,500	5,079,195
V Technology Co. Ltd.	50,200	8,636,319
ZIGExN Co. Ltd.*	418,300	6,088,083
		189,817,264
NETHERLANDS – 1.9%
ASR Nederland NV*	315,700	10,646,536
BE Semiconductor Industries NV	127,363	6,800,937
		17,447,473
NORWAY – 0.6%
Subsea 7 SA	437,000	5,878,102

See accompanying notes to the financial statements.

8

OBERWEIS INTERNATIONAL OPPORTUNITIES INSTITUTIONAL FUND

Schedule of Investments June 30, 2017 (unaudited) (continued)

	SHARES	VALUE
SINGAPORE – 0.1%
Best World International Ltd.	1,176,900	$1,213,828
SWEDEN – 5.0%
Husqvarna AB	849,100	8,435,870
Indutrade AB	254,324	5,826,265
Saab AB	203,263	10,036,845
Swedish Orphan Biovitrum AB*	1,383,400	21,346,992
		45,645,972
SWITZERLAND – 6.7%
ams AG	184,400	11,970,904
Logitech International SA*	676,300	24,861,378
Swiss Life Hldg. AG	18,205	6,143,642
Temenos Group AG	114,300	10,203,441
VAT Group AG	65,710	8,168,351
		61,347,716
UNITED KINGDOM – 26.3%
888 Hldgs. PLC	1,087,300	3,614,656
B&M European Value Retail SA	2,626,825	11,587,726
Bellway PLC*	482,000	18,676,088
Berkeley Group Hldgs. PLC	332,300	13,966,295
Blue Prism Group PLC*	8,583	86,076
boohoo.com PLC*	2,549,100	7,702,412
Burford Capital Ltd.	810,000	9,505,210
Clinigen Group PLC	506,937	5,684,719
Coats Group PLC*	12,586,900	12,786,900
ConvaTec Group PLC*	3,783,900	15,730,931
DCC PLC	13,240	1,205,361
Fenner PLC	634,122	2,364,124
Fevertree Drinks PLC	440,200	9,775,215
GVC Hldgs. PLC	1,294,100	12,750,542
Hays PLC	4,909,730	10,614,941
Intermediate Capital Group PLC	670,257	7,267,374
JD Sports Fashion PLC	2,988,771	13,624,249
Just Eat PLC*	1,985,900	16,941,450
Melrose Industries PLC	2,642,900	8,347,268
Mitie Group PLC*	2,441,800	8,796,586
Pagegroup PLC	1,576,100	9,766,976
Paysafe Group PLC*	1,847,000	12,292,485
Persimmon PLC	479,900	14,013,229
Scapa Group PLC*	835,767	5,154,149
Vesuvius Ltd.	1,068,600	7,383,332
		239,638,294
Total Equities
(Cost: $718,981,320)		$849,098,963

See accompanying notes to the financial statements.

9

OBERWEIS INTERNATIONAL OPPORTUNITIES INSTITUTIONAL FUND

Schedule of Investments June 30, 2017 (unaudited) (continued)

	FACE AMOUNT	VALUE
Commercial Paper – 2.7%
Prudential Financial 1.200281%, 7/05/2017	$25,000,000	$25,000,000
Total Commercial Paper
(Cost: $25,000,000)		$25,000,000
Total Investments – 95.8%
(Cost: $743,981,320)		$874,098,963
Other Assets Less Liabilities – 4.2%		38,164,925
Net Assets – 100%		$912,263,888

Cost of investments is $747,756,190 for federal income tax purposes and net unrealized appreciation consists of:

Gross unrealized appreciation	$136,923,881
Gross unrealized depreciation	(10,581,108)
Net unrealized appreciation	$126,342,773

* Non-income producing security during the period ended June 30, 2017

SECTOR ALLOCATIONS (As a percentage of Net Assets)

Consumer Discretionary	21.7%
Consumer Staples	4.9%
Energy	2.5%
Financials	4.2%
Health Care	10.2%
Industrials	20.7%
Information Technology	19.0%
Materials	7.2%
Real Estate	2.1%
Utilities	0.6%

See accompanying notes to the financial statements.

10

OBERWEIS INTERNATIONAL OPPORTUNITIES INSTITUTIONAL FUND

Statement of Assets and Liabilities June 30, 2017 (unaudited)

ASSETS
Investment securities at value[a]	$874,098,963
Cash	31,054,809
Receivable from securities sold	11,458,441
Dividends and interest receivable	2,895,491
Prepaid expenses	83,529
Total Assets	919,591,233
LIABILITIES
Payable for securities purchased	6,473,674
Payable to advisor (see note 2)	743,145
Accrued expenses	110,526
Total Liabilities	7,327,345
NET ASSETS	$912,263,888
SHARES OUTSTANDING
(shares of beneficial interest issued and outstanding, respectively, unlimited number of shares authorized with no par value)	78,058,311
Net asset value, offering price and redemption price	$11.69
ANALYSIS OF NET ASSETS
Capital	$785,444,794
Accumulated net investment gain	4,586,578
Accumulated net realized losses on investments and foreign currency transactions	(7,917,622)
Net unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	130,150,138
Net Assets	$912,263,888
[a] Investment securities at cost	$743,981,320

See accompanying notes to the financial statements.

11

OBERWEIS INTERNATIONAL OPPORTUNITIES INSTITUTIONAL FUND

Statement of Operations Period Ended June 30, 2017 (unaudited)

INVESTMENT INCOME
Interest	$139,999
Dividends[a]	8,780,469
Total Income	8,920,468
EXPENSES
Investment advisory fees (see note 2)	3,936,544
Transfer agent fees and expenses	64,730
Custodian fees and expenses	419,222
Other	139,163
Total expenses before reimbursed expenses	4,559,659
Earnings credit (see note 5)	(60,469)
Expense reimbursement (see note 2)	(169,113)
Total Expenses	4,330,077
NET INVESTMENT INCOME	4,590,391
NET REALIZED AND UNREALIZED GAINS (LOSSES) FROM INVESTMENTS
Net realized gains on investment transactions	33,853,597
Net realized gains on foreign currency transactions	162,696
Net realized gains on investment and foreign currency transactions	34,016,293
Change in net unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	104,471,835
Net realized /unrealized gains on investments and foreign currencies	138,488,128
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$143,078,519

a Dividends are net of foreign withholding tax of $536,624

See accompanying notes to the financial statements.

12

OBERWEIS INTERNATIONAL OPPORTUNITIES INSTITUTIONAL FUND

Statement of Changes in Net Assets

	Six Months Ended June 30, 2017 (unaudited)	Year Ended December 31, 2016
FROM OPERATIONS
Net investment income	$4,590,391	$2,602,725
Net realized gains (losses) on investments and foreign currency transactions	34,016,293	(25,406,503)
Change in net unrealized appreciation\depreciation on investments and foreign currencies	104,471,835	(9,930,622)
Net increase (decrease) in net assets resulting from operations	143,078,519	(32,734,400)
FROM DISTRIBUTIONS
Distributions from net investment income	—	(2,716,040)
Net decrease in net assets from distributions	—	(2,716,040)
FROM CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	211,617,972	466,903,029
Proceeds from reinvestment of distributions	—	2,400,836
Redemption of shares	(99,909,201)	(137,778,866)
Net increase from capital share transactions	111,708,771	331,524,999
Total increase in net assets	254,787,290	296,074,559
NET ASSETS
Beginning of period	657,476,598	361,402,039
End of period	$912,263,888	$657,476,598
ACCUMULATED NET INVESTMENT INCOME (LOSS)	$4,586,578	$(132,426)
TRANSACTIONS IN SHARES
Shares sold	19,322,006	46,177,997
Shares issued in reinvestment of distributions	—	249,049
Less shares redeemed	(8,893,663)	(13,833,412)
Net increase from capital share transactions	10,428,343	32,593,634

See accompanying notes to the financial statements.

13

OBERWEIS INTERNATIONAL OPPORTUNITIES INSTITUTIONAL FUND

Notes to Financial Statements June 30, 2017 (unaudited)

1. Description of Organization

Description of business. The Oberweis Funds (the “Trust”) is registered under the Investment Company Act of 1940 as a diversified open-end management investment company. The Trust is authorized to operate numerous Funds under various trading strategies. The Oberweis International Opportunities Institutional Fund is one fund in a series issued by the Trust.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and follows accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services — Investment Companies.”

Investment valuation. Investments in securities are stated at value as of the close of the regular trading session on the New York Stock Exchange (“NYSE”) (generally 3 p.m., Central Standard Time). Each listed and unlisted security for which last sale information is regularly reported is valued at the last reported sales price on that day. If there has been no sale on such day, then such security is valued at the current day’s bid price. Any unlisted security for which last sale information is not regularly reported and any listed debt security which has an inactive listed market for which over-the-counter market quotations are readily available are valued at the closing bid price determined on the basis of reasonable inquiry. Options are valued at the last reported bid price on the primary exchange as of the close of the regular trading session of the Chicago Board Options Exchange (“CBOE”). Restricted securities and any other securities or other assets for which market quotations are not readily available are valued by appraisal at their fair value as determined in good faith under procedures established by and under the general supervision and responsibility of the Board of Trustees. Short-term debt obligations, commercial paper and repurchase agreements are valued on the basis of quoted yields for securities of comparable maturity, quality and type or on the basis of amortized cost.

The Oberweis International Opportunities Institutional Fund holds foreign equity securities. Foreign securities are fair valued as described in the following circumstances. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the regular trading session of the NYSE. Due to the time differences between the closings of the relevant foreign securities exchanges and the close of the regular trading session of the NYSE for the Fund, the Fund will fair value their foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Funds’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Trust has determined that movements in relevant indices, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis. In determining fair value prices, the Trust utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When a

14

OBERWEIS INTERNATIONAL OPPORTUNITIES INSTITUTIONAL FUND

Notes to Financial Statements June 30, 2017 (unaudited) (continued)

Fund uses fair value pricing, the values assigned to the Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

Fair Value Measurements. In accordance with Financial Accounting Standards Board (“FASB”) guidance, the Fund utilizes the “Fair Value Measurements and Disclosures” to define fair value, set out a framework for measuring fair value, and expand disclosures regarding fair value measurements. The Fair Value Measurement Standard applies to fair value measurements already required or permitted by existing standards.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three levels listed below:

•	Level 1 — Quoted prices in active markets for identical securities.
•	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc).
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2017:

	Level 1	Level 2	Level 3
Investment Securities
Common Stocks
Total Asia	$216,314,122	$—	$—
Total Australia	55,788,611	—	—
Total Europe	520,827,930	—	—
Total North America	56,168,300	—	—
Commercial Paper	—	25,000,000	—
Total Investments	$849,098,963	$25,000,000	$—

The Fund’s assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The pricing service provides fair market valuation on days when the movement in relevant indices exceeds a predetermined threshold. When fair market valuations are employed these techniques may result in transfers between Level 1 and Level 2. For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of year-end. There were no significant transfers between Levels 1 and 2 at June 30, 2017.

Foreign Currency Transactions. The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gains or losses from investments and foreign currencies.

15

OBERWEIS INTERNATIONAL OPPORTUNITIES INSTITUTIONAL FUND

Notes to Financial Statements June 30, 2017 (unaudited) (continued)

Risks Associated with Foreign Securities and Currencies. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments, which could adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers of industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and a high price volatility with respect to securities of issuers from developing countries.

Fund share valuation. Fund shares are sold and redeemed on a continuous basis at net asset value. On each day the NYSE is open for trading, the net asset value per share is determined as of the later of the close of the NYSE or the CBOE by dividing the total value of each Fund’s investments and other assets, less liabilities, by the number of each Fund’s shares outstanding.

Investment transactions and investment income. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the information is available to the Fund, and interest income is recorded on the accrual basis and includes amortization of premium and discount. Realized gains and losses from investment transactions are reported on an identified cost basis. Gains and losses on premiums from expired options are recognized on the date of expiration.

Federal income taxes and dividends to shareholders. It is the policy of the Fund to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”), applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders. The Fund has met the requirements of the Code applicable to regulated investment companies for the period ended June 30, 2017. Therefore, no federal income tax provision is required. Income and capital gains of the Fund are determined in accordance with both tax regulations and accounting principles generally accepted in the U.S. (“GAAP”). Such treatment may result in temporary and permanent differences between tax basis earnings and earnings reported for financial statement purposes. These reclassifications, which have no impact on the net asset value of the Fund, are primarily attributable to certain differences in computation of distributable income and capital gains under federal tax rules versus GAAP.

For the period ended June 30, 2017, permanent book and tax differences resulting primarily from differing treatments for foreign currency transactions, and passive foreign investment company (“PFIC”) adjustments were identified and reclassified among the components of the Fund’s net assets.

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended December 31, 2016, permanent differences in book and tax accounting have been reclassified to paid in capital, accumulated net investment income/loss and accumulated net realized gain/loss as follows:

16

OBERWEIS INTERNATIONAL OPPORTUNITIES INSTITUTIONAL FUND

Notes to Financial Statements June 30, 2017 (unaudited) (continued)

	Increases/(Decrease)
	Capital	Accumulated Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss) on Investments and Foreign Currency Transactions
International Opportunities Institutional Fund	$(1)	$(2,529)	$2,530

The tax character of distributions paid during the fiscal year ended December 31, 2016 was as follows:

	Distributions Paid from Ordinary Income	Distributions Paid from Net Long-Term Capital Gains	Total Distributions Paid
International Opportunities Institutional Fund	$2,716,040	$—	$2,716,040

The tax character of distributions paid during the fiscal year ended December 31, 2015 was as follows:

	Distributions Paid from Ordinary Income	Distributions Paid from Net Long-Term Capital Gains	Total Distributions Paid
International Opportunities Institutional Fund	$1,967,928	$—	$1,967,928

As of December 31, 2016, the Fund had net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by treasury regulations:

	Not Subject to Expiration (Post-Enactment)
	Short-Term	Long-Term
International Opportunities Institutional Fund	$37,521,984	$—

Capital loss carryforwards are subject to certain limitations to offset future gains, if any, due to the ownership change limitations set forth in Internal Revenue Code Section 382. All losses may not be available in any particular year.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), the Fund will be permitted to carryforward capital losses incurred in taxable years beginning after December 22, 2010, the date of enactment of the Act, for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Post-October capital losses and Qualified late-year losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year. For the year ended December 31, 2016, International Opportunities Institutional Fund had no post-October capital losses or qualified late-year loss deferred to January 1, 2017.

17

OBERWEIS INTERNATIONAL OPPORTUNITIES INSTITUTIONAL FUND

Notes to Financial Statements June 30, 2017 (unaudited) (continued)

As of December 31, 2016 the components of accumulated earnings (deficit) on a tax basis were as follows:

	Undistributed Ordinary Income (Deficit)	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation on Investments	Unrealized Depreciation Foreign Currency Translations
International Opportunities Institutional Fund	$46,953	$—	$(37,521,984)	$21,226,558	$(10,953)

Accumulated capital and other losses consists of timing differences related to wash sales and capital loss carryforwards.

The Funds have reviewed all open tax years and major jurisdictions and concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for exam by taxing authorities and, as of June 30, 2017, open Federal tax years include the tax years ended 2014 through 2017. The Funds have no examinations in progress and are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Use of estimates. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimates.

Indemnifications. Under the Trusts’ organizational documents, its present and former Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trusts’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

3. Transactions with affiliates

The Fund has written agreements with Oberweis Asset Management, Inc. (“OAM”) as the Funds’ investment adviser and manager. Oberweis Securities, Inc. (“OSI”), the Funds’ principal distributor, is an affiliate of OAM.

Investment advisory agreement. Under the Advisory Agreement, OAM provides investment advisory and management services to the International Opportunities Institutional Fund. The International Opportunities Institutional Fund paid monthly investment advisory and management fees at an annual rate equal to 1.00% of average daily net assets. For the period ended June 30, 2017, the International Opportunities Institutional Fund incurred investment advisory and management fees totaling $3,936,544.

Expense reimbursement. OAM is contractually obligated to reduce its investment and management fees or reimburse the International Opportunities Institutional Fund to the extent that total ordinary operating expenses, as defined, exceed in any one year 1.10% expressed as a percentage of the Funds’ average daily net assets. For the period ended June 30, 2017 OAM reimbursed the International Opportunities Institutional Fund in the amount of $169,113.

18

OBERWEIS INTERNATIONAL OPPORTUNITIES INSTITUTIONAL FUND

Notes to Financial Statements June 30, 2017 (unaudited) (continued)

Officers and trustees. Certain officers and trustees of the Trust are also officers and/or directors of OAM and OSI. During the period ended June 30, 2017, the Trust made no direct payments to its officers and paid $32,000 to its unaffiliated trustees.

Affiliated Commissions. For the period ended June 30, 2017, the International Opportunities Institutional Fund did not execute any security transactions through OSI and therefore did not pay commissions to OSI.

4. Investment transactions

The cost of securities purchased and proceeds from securities sold during the period ended June 30, 2017, other than options written and money market investments, aggregated $650,530,025 and $583,396,482, respectively. The Fund did not hold government securities during the period ended June 30, 2017.

The Fund may write covered call options. The premiums received provide a partial hedge (protection) against declining prices and enables the Fund to generate a higher return during periods when OAM does not expect the underlying security to make any major price moves in the near future but still deems the underlying security to be, over the long term, an attractive investment for each Fund. The Fund may write covered call options for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options, which are either exercised or closed, are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses. Amounts recovered for securities litigation are included in the realized gains of the Fund and are recorded when received. The Fund did not write covered call options for the period ended June 30, 2017.

5. Redemption fee

The Oberweis International Opportunities Institutional Fund is designed for long-term investors. To discourage market timers, redemptions of shares within 90 days of purchase are subject to a 2% redemption fee of the total redemption amount. The redemption fee is deducted from the redemption proceeds and is retained by the Fund.

The redemption fee is retained by the Fund for the expense they incur in connection with shareholder redemptions. Redemption fees received by the Fund were $17,223, for the period ended June 30, 2017, and were recorded as a reduction of the cost of shares redeemed in the statement of changes in net assets.

6. Earnings credits and interest charges

The Trust, as part of the agreement with the Custodian, receives credits against its custodian fees on its uninvested cash balances and is allowed to borrow for temporary purposes. Borrowings are not to exceed 5% of the value of each Fund’s total assets at the time of any such borrowing. Interest on amounts borrowed is calculated at the prime rate and is payable monthly. During the period ended June 30, 2017, the Fund received credits of $60,469. The Fund incurred interest charges of $5,976, which is included in custodian fees and expenses in the statement of operations.

7. Subsequent events

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

19

OBERWEIS INTERNATIONAL OPPORTUNITIES INSTITUTIONAL FUND

Financial Highlights

Per share income and capital for a share outstanding throughout each period is as follows:

	Six Months Ended June 30, 2017 (unaudited)		Years Ended December 31,			Period Ended December 31, 2014[a]
			2016	2015
Net asset value at beginning of period	$9.72		$10.32	$8.97		$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net investment income[b]	.06		.05	.06		.01
Net realized and unrealized gains (losses) on investments	1.91		(.61)	1.35		(1.02)
Total from investment operations	1.97		(.56)	1.41		(1.01)
Redemption Fees[b]	—	[g]	— [g]	—	[g]	—	[g]
Less dividends:
Dividends from net investment income	—		(.04)	(.06)		(.02)
Net asset value at end of period	$11.69		$9.72	$10.32		$8.97
Total Return (%)	20.27		(5.43)	15.68		(10.10)	[e]
RATIO/SUPPLEMENTAL DATA
Net Assets at end of period (in thousands)	$912,264		$657,477	$361,402		$178,991
Ratio of gross expenses to average net assets (%)	1.16	[d]	1.18	1.28		1.39	[d]
Ratio of net expenses to average net assets (%)[c]	1.10	[d]	1.10	1.10		1.10	[d]
Ratio of net investment income to average net assets (%)	1.17	[d]	.47	.59		.11	[d]
Portfolio turnover rate (%)	79	[e]	123 [f]	211		152	[e,f]

Notes:

a For the period from March 10, 2014 (commencement of operations) through June 30, 2014.

b The net investment loss per share data and the redemption fee data were determined using average shares outstanding during the period.

c The ratios in this row reflect the impact, if any, of expense offset arrangements and expense reimbursement from the advisor.

d Annualized.

e Not annualized.

f Excludes the value of portfolio securities received as a result of in-kind purchases of the Fund's capital shares.

g Less than $0.005 per share.

20

OBERWEIS INTERNATIONAL OPPORTUNITIES INSTITUTIONAL FUND

Supplemental Information (unaudited)

Proxy Voting:

The Oberweis Funds has delegated authority to vote proxies related to the International Opportunities Institutional Fund’s portfolio securities to the Funds’ investment adviser, Oberweis Asset Management, Inc. (“OAM”). A description of the policies and procedures that OAM uses in fulfilling this responsibility is available, without charge upon request, by calling 800-323-6166. It also appears on oberweisfunds.com and in the Funds’ Statement of Additional Information, which can be found on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov. Information on how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available (1) without charge, upon request, by calling 800-323-6166, and (2) on the SEC’s website at http://www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Funds file their complete schedule of portfolio investments with the SEC for the first and third quarter of each fiscal year (March 31 and September 30) on Form NQ. The Funds’ Forms NQ are available, without charge, on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Expense Examples:

As a shareholder of The Oberweis Funds, you may incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees; distribution (and/or service) 12b-1 fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in The Oberweis Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 investment at the beginning of the period and held for the entire period.

Actual Expenses:

The first line for each Fund in the table below provides information about actual account values and actual expenses. You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:

The second line for each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

21

OBERWEIS INTERNATIONAL OPPORTUNITIES INSTITUTIONAL FUND

Supplemental Information (unaudited) (continued)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line for each Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Expense Paid during Period* 1/1/17– 6/30/17	Expense Ratio during Period 1/1/17– 6/30/17
Actual	$1,000.00	$1,202.70	$6.01	1.10%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.34	$5.51	1.10%

* Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

22

Trustees and Officers

James D. Oberweis
Trustee

Gary D. McDaniel
Trustee

James W. Oberweis
President

David I. Covas
Vice President

Kenneth S. Farsalas
Vice President

Katherine Smith Dedrick
Trustee

James G. Schmidt
Trustee

Patrick B. Joyce
Executive Vice President
Treasurer

Eric V. Hannemann
Secretary

Manager and Investment Advisor

Oberweis Asset Management, Inc.
3333 Warrenville Road, Suite 500, Lisle, IL 60532
800-323-6166
oberweisfunds.com

Distributor

Oberweis Securities, Inc.
3333 Warrenville Road, Suite 500, Lisle, IL 60532
630-577-2300
oberweisfunds.com

Custodian

UMB Bank, n.a.
928 Grand Blvd., Kansas City, MO 64106

Transfer Agent

UMB Fund Services, Inc.
P.O. Box 711, Milwaukee, WI 53201-0711
800-245-7311

Counsel

Vedder Price P.C.
222 North LaSalle Street, Chicago, IL 60601

Independent Registered Public Accounting Firm

BBD, LLP
1835 Market Street, 26th Floor, Philadelphia, PA 19103

International Opportunities Institutional Fund

800-245-7311

oberweisfunds.com

oberweisfunds.com

800-323-6166
630-577-2300

Shareholder Services
800-245-7311

3333 Warrenville Road
Suite 500
Lisle, IL 60532

ITEM 2. CODE OF ETHICS.

Not required for the Semi-Annual Report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not required for the Semi-Annual Report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required for the Semi-Annual Report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable to the registrant.

ITEM 6. SCHEDULE OF INVESTMENTS.

See Schedule of Investments in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable to the registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable to the registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable to the registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees since registrant last disclosed such procedures in its proxy statement dated April 16, 2004.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change to the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) (1)	Not required for the Semi-Annual Report.

(a) (2)	Certifications pursuant to Rule 30a-2 under the Investment Company Act of 1940 (17CFR 270.30a-2) in the exact form set forth below: are attached hereto.

(a) (3)	Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not Applicable to the registrant.

(b)	The certifications required by Rule 30a-2(b) of the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Oberweis Funds

By (Signature and Title*)	/s/ James W. Oberweis James W. Oberweis President, The Oberweis Funds

Date 9/8/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title*)	/s/ James W. Oberweis James W. Oberweis President, The Oberweis Funds

Date 9/8/2017

By (Signature and Title*)	/s/ Patrick B. Joyce Patrick B. Joyce Executive Vice President and Treasurer, The Oberweis Funds

Date 9/8/2017

/*/ Print the name and title of each signing officer under his or her signature.